UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock AMT-Free Municipal Bond Portfolio

BlackRock Kentucky Municipal Bond Portfolio

BlackRock Ohio Municipal Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 40 East

52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2011

Date of reporting period: 12/31/2010

Item 1	–	Report to Stockholders

December 31, 2010

Semi-Annual Report (Unaudited)

BlackRock Funds II

▶	BlackRock AMT-Free Municipal Bond Portfolio

▶	BlackRock Kentucky Municipal Bond Portfolio

▶	BlackRock Ohio Municipal Bond Portfolio

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK FUNDS II	DECEMBER 31, 2010

Dear Shareholder

Economic data fluctuated widely throughout 2010 as the global economy continued to emerge from the “Great Recession.” As the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement.

Debt and deflationary risks remained present throughout 2010, causing central banks worldwide to respond with unprecedented actions, most notably a second round of quantitative easing (informally known as “QE2”) from the US Federal Reserve Board (the “Fed”). Inflation remained a non-issue in the developed world, but continued to rear its ugly head in some emerging economies, most evidently in China. Global and US gross domestic product (“GDP”) growth both continued in a positive direction but remained subpar compared to most historical economic recoveries. In the United States, the corporate sector has been an important area of strength and consumer spending has shown improvement, although weakness in the housing and labor markets continues to burden the economy.

Stocks moved higher in the early months of 2010 on the continuation of the 2009 asset recovery story. The mid-year months saw a double-digit percentage correction on the back of the Greek sovereign debt crisis and a stalling in jobs growth, leading to fears of a double-dip recession. After touching a late summer low, equity markets rallied through year end as these concerns receded. The announcement of QE2 and extension of the Bush-era tax cuts further boosted equities as the year came to a close. Although the course was uneven and high volatility remained a constant for stocks, equity markets globally ended the year strong. Emerging markets outpaced the developed world in terms of economic growth and posted respectable gains for the year despite sovereign debt problems and heightening inflationary pressures. US stocks recorded double-digit percentage gains for the second consecutive year. Small cap stocks outperformed large caps as investors began to move into higher-risk assets.

In fixed income markets, yields trended lower over most of the year as investors continued to favor safer assets. That trend reversed abruptly in the fourth quarter when market fears abated and investors began seeking higher-risk assets, driving yields sharply upward through year end. However, yields were lower overall for the year and fixed income markets finished 2010 in positive territory. Although fixed income securities generally underperformed equities, high yield bonds only marginally trailed large cap stocks. Conversely, the tax-exempt municipal market was dealt an additional blow as it became apparent that an extension of the Build America Bond program was unlikely. In addition, the fourth quarter brought an increase in negative headlines regarding fiscal challenges faced by state and local governments, sparking additional volatility in the municipal market.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the year as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of December 31, 2010	6-month	12-month
US large cap equities (S&P 500 Index)	23.27%	15.06%
US small cap equities (Russell 2000 Index)	29.38	26.85
International equities (MSCI Europe, Australasia, Far East Index)	24.18	7.75
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.13
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(1.33)	7.90
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	1.15	6.54
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(0.90)	2.38
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.04	14.94

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/ shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2010	BlackRock AMT-Free Municipal Bond Portfolio

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period, the Fund underperformed its benchmark, the S&P/Investortools Main Municipal Bond Index.

What factors influenced performance?

•

Tightening credit spreads during the year led to improved valuations on lower-rated sectors, but not all lower-rated sectors and geographic regions participated equally in the price improvement. For example, the Fund’s holdings in California did not depreciate, but also did not improve in valuation to the same degree as other regions. On the positive side, many of the Fund’s California holdings deliver a high level of income. The Fund held a lower cash reserve level during the period, which served to maximize income but subjected its net asset value (NAV) to greater swings in the volatile, rising interest rate environment that occurred during the reporting period. The rising rate environment also caused the Fund’s longer duration posture relative to the benchmark to detract from performance.

•

The Fund’s high-coupon structure during the period allowed it to generate an above-average current yield that benefited total return. In addition, the Fund’s more fully invested posture helped to maximize income and interest accrual, contributing further. Finally, as spreads on AMT securities generally continued to widen versus non-AMT securities during the period, the Fund’s mandate of avoiding these securities once again led to better relative results.

Describe recent portfolio activity.

•

During the period, we maximized the Fund’s exposure to tender option bonds in order to take advantage of the historically steep municipal yield curve. As we committed the Fund’s cash reserves, we targeted longer-maturity bonds, which offered the greatest income potential. Both of these strategies helped to improve the Fund’s yield distribution. The Fund also sold zero coupon bonds during the period.

Describe Fund positioning at period end.

•

At period end, the Fund’s duration was long relative to the benchmark. With cash equivalent reserves at less than 1% at period end, the Fund is fully invested to take advantage of municipal market valuations that are historically attractive on both an absolute basis and relative to their taxable counterparts. During the period, the Fund’s exposure to tender option bonds reached the maximum level specified in the prospectus. We continue to maintain the Fund’s bias for high-quality securities and a high average coupon rate, which stood at 5.90% at period end.

•	Generally, our efforts remain focused on maximizing the Fund’s income accrual using a high-quality asset mix, while managing NAV volatility.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocation	Percent of Long-Term Investments
Utilities	23%
County/City/Special District/School District	20
Health	19
Transportation	18
Education	8
State	6
Corporate	4
Housing	2

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa	10%
AA/Aa	42
A	31
BBB/Baa	12
BB/Ba	3
Not Rated[2]	2

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

[2]

The investment advisor has deemed certain of these securities to be of investment grade quality. The market value of these securities was $8,516,146 representing 2% of the Fund’s long-term investments.

4	BLACKROCK FUNDS II	DECEMBER 31, 2010

BlackRock AMT-Free Municipal Bond Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]

The Fund invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities) the interest on which the fund management team believes is exempt from Federal income tax, including the Federal Alternative Minimum Tax (municipal securities).

[3]

The S&P/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.

Performance Summary for the Period Ended December 31, 2010

	Standardized 30-Day Yields	6-Month Total Returns	Average Annual Total Returns[4]
			1 Year		5 Years		10 Years
			w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
BlackRock	5.24%	(1.30)%	2.59%	N/A	3.59%	N/A	3.99%	N/A
Institutional	5.16	(1.34)	2.60	N/A	3.54	N/A	3.88	N/A
Service	4.93	(1.45)	2.28	N/A	3.24	N/A	3.58	N/A
Investor A	4.72	(1.45)	2.28	(2.09)%	3.25	2.36%	3.53	3.07%
Investor B	4.83	(1.50)	2.20	(2.20)	3.03	2.69	3.05	3.05
Investor C	4.17	(1.83)	1.50	0.52	2.48	2.48	2.75	2.75
S&P/Investortools Main Municipal Bond Index	—	(0.85)	2.45	N/A	3.83	N/A	4.82	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[7]
	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Including Interest Expense and Fees	Excluding Interest Expense and Fees	Beginning Account Value July 1, 2010	Including Interest Expense and Fees		Excluding Interest Expense and Fees
			Expenses Paid During the Period[5]	Expenses Paid During the Period[6]		Ending Account Value December 31, 2010	Expenses Paid During the Period[5]	Ending Account Value December 31, 2010	Expenses Paid During the Period[6]
BlackRock	$1,000.00	$987.00	$2.90	$2.45	$1,000.00	$1,022.28	$2.96	$1,022.74	$2.50
Institutional	$1,000.00	$986.60	$3.30	$2.85	$1,000.00	$1,021.88	$3.36	$1,022.33	$2.91
Service	$1,000.00	$985.50	$4.40	$3.95	$1,000.00	$1,020.77	$4.48	$1,021.22	$4.02
Investor A	$1,000.00	$985.50	$4.40	$3.95	$1,000.00	$1,020.77	$4.48	$1,021.22	$4.02
Investor B	$1,000.00	$985.00	$4.90	$4.45	$1,000.00	$1,020.27	$4.99	$1,020.72	$4.53
Investor C	$1,000.00	$981.70	$8.19	$7.74	$1,000.00	$1,016.94	$8.34	$1,017.39	$7.88

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.58% for BlackRock, 0.66% for Institutional, 0.88% for Service, 0.88% for Investor A, 0.98% for Investor B and 1.64% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[6]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.49% for BlackRock, 0.57% for Institutional, 0.79% for Service, 0.79% for Investor A, 0.89% for Investor B and 1.55% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[7]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK FUNDS II	DECEMBER 31, 2010	5

Fund Summary as of December 31, 2010	BlackRock Kentucky Municipal Bond Portfolio

Portfolio Management Commentary

How did the Fund perform?

•

During the six-month period ended December 31, 2010, Fund returns lagged that of its primary benchmark, the S&P/Investortools Main Municipal Bond Index, and its secondary benchmark, the S&P/ Investortools Kentucky Municipal Bond Index. The following discussion of relative performance pertains to the Fund’s secondary benchmark, the S&P/Investortools Kentucky Municipal Bond Index.

What factors influenced performance?

•

The Fund’s longer duration stance relative to the benchmark detracted from performance, as the municipal market saw rates rise near period end due to credit concerns, the phase-out of the Build America Bonds (BAB) program, and a general rise in long-term investment rates (i.e., rates on US Treasuries and other fixed income securities).

•

An exposure to tender option bonds benefited performance, allowing the Fund to take advantage of the steep yield curve and historically low short-term borrowing rates to generate a higher income level while holding higher-quality assets. The Fund also benefited from tightening credit quality spreads caused by generous cash flows into mutual funds at the beginning of the reporting period. Finally, the Fund’s cash reserves served it well toward period-end, when the municipal market saw cash flows into funds turn dramatically negative.

Describe recent portfolio activity.

•

During the period, the Fund received a large inflow of cash due to paydowns on principle and interest from a high-grade housing position. As a result, the Fund ended the period with a slightly elevated cash reserve position. As noted, this position was beneficial as it helped offset volatility amid the rising rate environment toward the end of the period.

Describe Fund positioning at period end.

•

At period end, the Fund’s duration was long relative to the benchmark. With cash equivalent reserves at about 7% of total assets, the Fund has sufficient liquidity to take advantage of the historically steep municipal yield curve by purchasing longer-maturity securities when opportunities arise. The Fund’s exposure to tender option bonds at period end was approximately 5% of total assets.

•	Generally, our efforts remain focused on maximizing the Fund’s income accrual using a high-quality asset mix, while managing NAV volatility.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocation	Percent of Long-Term Investments
Transportation	22%
Health	22
Utilities	18
State	12
Housing	12
County/City/Special District/School District	8
Corporate	6

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa	18%
AA/Aa	52
A	14
BBB/Baa	16

[1]	Using the higher of S&P’s or Moody’s ratings.

6	BLACKROCK FUNDS II	DECEMBER 31, 2010

BlackRock Kentucky Municipal Bond Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]

The Fund invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities) the interest on which the fund management team believes is exempt from Federal income tax and Kentucky state income tax (municipal securities).

[3]	The S&P/Investortools Kentucky Municipal Bond Index includes all Kentucky bonds in the S&P/Investortools Main Municipal Bond Index.
[4]

The S&P/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.

Performance Summary for the Period Ended December 31, 2010

			Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	4.63%	(1.99)%	1.06%	N/A	3.12%	N/A	3.76%	N/A
Service	4.29	(2.05)	0.72	N/A	2.80	N/A	3.46	N/A
Investor A	4.18	(2.12)	0.81	(3.50)%	2.85	1.95%	3.39	2.95%
Investor B	3.67	(2.46)	0.11	(4.23)	2.13	1.79	2.86	2.86
Investor C	3.68	(2.35)	0.22	(0.75)	2.12	2.12	2.64	2.64
S&P/Investortools Kentucky Municipal Bond Index	—	(0.86)	2.66	N/A	3.18	N/A	4.36	N/A
S&P/Investortools Main Municipal Bond Index	—	(0.85)	2.45	N/A	3.83	N/A	4.82	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[8]
	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Including Interest Expense and Fees	Excluding Interest Expense and Fees	Beginning Account Value July 1, 2010	Including Interest Expense and Fees		Excluding Interest Expense and Fees
			Expenses Paid During the Period[6]	Expenses Paid During the Period[7]		Ending Account Value December 31, 2010	Expenses Paid During the Period[6]	Ending Account Value December 31, 2010	Expenses Paid During the Period[7]
Institutional	$1,000.00	$980.10	$3.59	$3.24	$1,000.00	$1,021.58	$3.67	$1,021.93	$3.31
Service	$1,000.00	$979.50	$5.29	$4.94	$1,000.00	$1,019.86	$5.40	$1,020.21	$5.04
Investor A	$1,000.00	$978.80	$4.84	$4.49	$1,000.00	$1,020.32	$4.94	$1,020.67	$4.58
Investor B	$1,000.00	$975.40	$8.32	$7.97	$1,000.00	$1,016.79	$8.49	$1,017.14	$8.13
Investor C	$1,000.00	$976.50	$8.32	$7.97	$1,000.00	$1,016.79	$8.49	$1,017.14	$8.13

[6]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.72% for Institutional, 1.06% for Service, 0.97% for Investor A, 1.67% for Investor B and 1.67% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.65% for Institutional, 0.99% for Service, 0.90% for Investor A, 1.60% for Investor B and 1.60% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK FUNDS II	DECEMBER 31, 2010	7

Fund Summary as of December 31, 2010	BlackRock Ohio Municipal Bond Portfolio

Portfolio Management Commentary

How did the Fund perform?

•

During the six-month period ended December 31, 2010, Fund returns lagged that of its primary benchmark, the S&P/Investortools Main Municipal Bond Index, and its secondary benchmark, the S&P/ Investortools Ohio Municipal Bond Index. The following discussion of relative performance pertains to the Fund’s secondary benchmark, the S&P/Investortools Ohio Municipal Bond Index.

What factors influenced performance?

•

The Fund’s longer duration stance relative to the benchmark detracted from performance, as the municipal market saw rates rise near period end due to credit concerns, the phase-out of the Build America Bonds (BAB) program, and a general rise in long-term investment rates (i.e., rates on US Treasuries and other fixed income securities).

•

The Fund capitalized on tightening credit quality spreads caused by generous cash flows into mutual funds at the beginning of the reporting period. In this environment, we were able to sell lower-quality securities that had outperformed and that had very limited liquidity in past periods. Conversely, the municipal market saw cash flows into funds turn dramatically negative toward period-end, making the Fund’s cash reserve position beneficial.

Describe recent portfolio activity.

•

During the period, the Fund looked to capitalize on the tightening in credit quality spreads by selling select lower-rated holdings that had outperformed. This allowed us to secure gains on those lower-rated holdings, while also improving the Fund’s overall credit quality.

Describe Fund positioning at period end.

•

At period end, the Fund’s duration was long relative to the benchmark. With cash equivalent reserves at about 2.2% to ensure a measure of liquidity, the Fund is nearly fully invested to take advantage of municipal market valuations that are historically attractive on both an absolute basis and relative to their taxable counterparts. The Fund’s exposure to tender option bonds at period end was approximately 7% of total assets.

•	Generally, our efforts remain focused on maximizing the Fund’s income accrual using a high-quality asset mix, while managing NAV volatility.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocation	Percent of Long-Term Investments
Education	23%
Health	22
County/City/Special District/School District	21
Housing	10
Utilities	9
State	6
Corporate	5
Transportation	4

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa	10%
AA/Aa	54
A	23
BBB/Baa	10
BB/Ba	3

[1]	Using the higher of S&P’s or Moody’s ratings.

8	BLACKROCK FUNDS II	DECEMBER 31, 2010

BlackRock Ohio Municipal Bond Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]

The Fund invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities) the interest on which the fund management team believes is exempt from Federal income tax and Ohio state income tax (municipal securities).

[3]	The S&P/Investortools Ohio Municipal Bond Index includes all Ohio bonds in the S&P/Investortools Main Municipal Bond Index.
[4]

The S&P/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.

Performance Summary for the Period Ended December 31, 2010

	Standardized 30-Day Yields	6-Month Total Returns	Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
			w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	4.41%	(1.85)%	1.34%	N/A	3.39%	N/A	4.28%	N/A
Service	4.09	(2.00)	0.94	N/A	3.08	N/A	3.99	N/A
Investor A	3.96	(1.98)	0.98	(3.33)%	3.12	2.22%	3.91	3.46%
Investor B	3.24	(2.40)	0.14	(4.22)	2.26	1.91	3.35	3.35
Investor C	3.33	(2.38)	0.26	(0.71)	2.27	2.27	3.11	3.11
S&P/Investortools Ohio Municipal Bond Index	—	(1.47)	0.68	N/A	3.14	N/A	4.44	N/A
S&P/Investortools Main Municipal Bond Index	—	(0.85)	2.45	N/A	3.83	N/A	4.82	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[8]
	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Including Interest Expense and Fees	Excluding Interest Expense and Fees	Beginning Account Value July 1, 2010	Including Interest Expense and Fees		Excluding Interest Expense and Fees
			Expenses Paid During the Period[6]	Expenses Paid During the Period[7]		Ending Account Value December 31, 2010	Expenses Paid During the Period[6]	Ending Account Value December 31, 2010	Expenses Paid During the Period[7]
Institutional	$1,000.00	$981.50	$3.30	$3.05	$1,000.00	$1,021.88	$3.36	$1,022.13	$3.11
Service	$1,000.00	$980.00	$4.79	$4.54	$1,000.00	$1,020.37	$4.89	$1,020.62	$4.63
Investor A	$1,000.00	$980.20	$4.59	$4.34	$1,000.00	$1,020.57	$4.69	$1,020.82	$4.43
Investor B	$1,000.00	$976.00	$8.87	$8.62	$1,000.00	$1,016.23	$9.05	$1,016.48	$8.79
Investor C	$1,000.00	$976.20	$8.57	$8.32	$1,000.00	$1,016.53	$8.74	$1,016.79	$8.49

[6]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.66% for Institutional, 0.96% for Service, 0.92% for Investor A, 1.78% for Investor B and 1.72% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.61% for Institutional, 0.91% for Service, 0.87% for Investor A, 1.73% for Investor B and 1.67% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK FUNDS II	DECEMBER 31, 2010	9

About Fund Performance

•

BlackRock and Institutional Shares are not subject to any sales charge. BlackRock and Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to December 22, 2003, BlackRock AMT-Free Municipal Bond Portfolio’s BlackRock Shares performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect BlackRock Shares fees. BlackRock Shares are only offered by the BlackRock AMT- Free Municipal Bond Portfolio.

•	Service Shares are not subject to any sales charge (front-end load) or deferred sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee).

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Investor B Shares automatically convert to Investor A Shares after approximately seven years. (There is no initial sales charge for automatic share conversions.) Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.

•

Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Funds’ investment advisor waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, a Fund’s performance would have been lower. BlackRock Advisors, LLC is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after November 1, 2011. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expense

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges and (b) operating expenses including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on July 1, 2010 and held through December 31, 2010) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	BLACKROCK FUNDS II	DECEMBER 31, 2010

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance their yields and net asset values (“NAVs”). However, these objectives cannot be achieved in all interest rate environments.

The Funds may leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAVs per share. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. Changes in interest rates can influence the Funds’ NAV positively or negatively in addition to the impact on the Funds’ performance from leverage.

The use of leverage may enhance opportunities for increased income to the Funds, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in a Fund’s NAV and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, each Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by Fund shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. A Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold a security that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK FUNDS II	DECEMBER 31, 2010	11

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities – 0.0%
Ginnie Mae Mortgage-Backed Securities,
6.00%, 11/15/31	$1	$1,502

Municipal Bonds
Alabama – 2.4%
Alabama State Docks Department, RB,
6.00%, 10/01/40	3,700	3,560,806
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital, (AGC):
6.00%, 6/01/34	860	903,981
6.00%, 6/01/39	3,390	3,560,076
Prattville Industrial Development Board, RB, Recovery Zone Facility,
Series C, (International Paper Co. Guaranty), 6.25%, 11/01/33	3,355	3,432,769

		11,457,632

Arizona – 0.4%
Pima County IDA, RB, Tucson Electric Power Co.,
5.75%, 9/01/29	1,700	1,680,688

California – 9.1%
Cabrillo Community College District, GO, Election 2004,
Series B, (NPFGC), 5.00%, 8/01/36	3,000	2,957,250
California Health Facilities Financing Authority, California, RB, Catholic Healthcare West:
Series A, 6.00%, 7/01/34	3,700	3,747,619
Series E, 5.63%, 7/01/25	3,000	3,099,180
California Infrastructure & Economic Development Bank, RB, Kaiser Hospital Asset I LLC,
Series B, 5.50%, 8/01/31	2,250	2,217,195
California State Public Works Board, RB, Various Capital Projects,
Sub-Series I-1, 6.38%, 11/01/34	1,475	1,515,902
California Statewide Communities Development Authority, RB, Catholic Healthcare West,
Series E, 5.50%, 7/01/31	2,275	2,266,696
City of Chula Vista California, RB, San Diego Gas,
Series A, Remarketed, 5.88%, 2/15/34	975	1,033,666
County of Sacramento California, RB, PFC/Grant, Sub-Series C:
6.00%, 7/01/39	2,925	3,037,554
6.00%, 7/01/41	455	472,222
Los Angeles Municipal Improvement Corp., RB, Real Property,
Series E, 6.00%, 9/01/34	1,800	1,870,020
Modesto Irrigation District, COP, Capital Improvement,
Series A, 6.00%, 10/01/39	1,860	1,940,873
Pittsburg Redevelopment Agency, Refunding, TAN, Subordinate, Los Medanos Community Project,
Series A, 6.50%, 9/01/28	2,020	2,143,482

Municipal Bonds
California (concluded)
State of California, GO, Various Purpose:
6.00%, 3/01/33	2,850	2,947,128
6.50%, 4/01/33	9,700	10,395,102
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project,
Series A, 5.88%, 1/01/29	3,225	3,402,665

		43,046,554

Colorado – 0.2%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives,
Series D, 6.25%, 10/01/33	775	824,360

Delaware – 0.6%
County of Sussex Delaware, RB, NRG Energy, Inc. Indian River Project, (NRG Energy, Inc. Liquidity Agreement),
6.00%, 10/01/40	3,000	2,879,370

District of Columbia – 0.8%
District of Columbia, RB,
Series A, 5.50%, 12/01/30	3,530	3,746,813

Florida – 9.5%
City of Tampa Florida, Refunding, RB (AGM),
6.00%, 10/01/16	1,455	1,724,815
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	1,550	1,695,622
Series B-1, 6.00%, 7/01/38	5,000	5,322,400
County of Miami-Dade Florida, RB, Miami International Airport,
Series A, 5.50%, 10/01/30	2,700	2,694,276
County of Miami-Dade Florida, Refunding, RB,
Series C, 6.00%, 10/01/23	5,000	5,568,050
Florida State Board of Education, GO:
Series A, 5.38%, 6/01/33	4,000	4,157,560
Series A, 5.50%, 6/01/38	4,750	4,974,438
Florida State Board of Education, RB,
Series A, 5.75%, 7/01/28	3,890	4,162,261
JEA, RB, Scherer 4 Project,
Series A, 6.00%, 10/01/37	3,000	3,230,610
Orange County Health Facilities Authority, RB, The Nemours Foundation Project,
Series A, 5.00%, 1/01/39	2,025	1,939,727
Orange County School Board, COP,
Series A, (AGC), 5.50%, 8/01/34	2,300	2,350,370
Panther Trace II Community Development District, Special Assessment,
5.13%, 11/01/13	2,405	2,118,084
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project,
Series A, 5.63%, 7/01/39	5,000	5,025,150

		44,963,363

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.	GARB	General Airport Revenue Bonds
	AGM	Assured Guaranty Municipal Corp.	GNMA	Ginnie Mae
	AMBAC	American Municipal Bond Assurance	GO	General Obligation Bonds
		Corp.	HFA	Housing Finance Agency
	AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
	BHAC	Berkshire Hathaway Assurance Corp.	ISD	Independent School District
	COP	Certificates of Participation	MRB	Mortgage Revenue Bonds
	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
	FGIC	Financial Guaranty Insurance Co.	PCRB	Pollution Control Revenue Bonds
	FHA	Federal Housing Administration	RB	Revenue Bonds
	FHLMC	Freddie Mac	TAN	Tax Anticipation Notes
	FNMA	Fannie Mae

See Notes to Financial Statements.

12	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia – 2.1%
City of Atlanta Georgia, Refunding, RB, General
Series C, 6.00%, 1/01/30	$5,000	$5,292,850
DeKalb County Hospital Authority, RB, DeKalb Medical Center, Inc. Project,
6.13%, 9/01/40	750	730,433
Forsyth County School District, GO,
6.70%, 7/01/12	440	462,708
Municipal Electric Authority of Georgia, RB, General Resolution Projects,
Sub-Series D, 6.00%, 1/01/23	2,000	2,191,840
Municipal Electric Authority of Georgia, Refunding, RB,
Series BB, (GO of Participants), 5.70%, 1/01/19	975	1,090,888

		9,768,719

Illinois – 4.6%
Chicago Board of Education, GO,
Series D, (AGM), 5.00%, 12/01/28	5,000	4,783,050
Chicago Transit Authority, RB, Federal Transit Administration Section 5309,
Series A, (AGC), 6.00%, 6/01/26	2,575	2,831,547
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	1,110	1,187,056
Navistar International Recovery Zone, (Navistar, Inc. Guaranty), 6.50%, 10/15/40	3,000	2,985,150
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,845	1,939,852
University of Chicago, Series B, 6.25%, 7/01/38	5,000	5,515,000
Illinois Finance Authority, Refunding, RB, OSF Healthcare System,
Series A, 6.00%, 5/15/39	1,000	937,970
Railsplitter Tobacco Settlement Authority, RB,
6.00%, 6/01/28	1,840	1,802,942

		21,982,567

Indiana – 4.4%
Indiana Finance Authority, RB:
Parkview Health System, Series A, 5.75%, 5/01/31	1,500	1,508,745
Various Purpose, Duke Energy Industry, Series B, 6.00%, 8/01/39	1,665	1,735,130
Indiana Finance Authority, Refunding & Improvement, RB, U.S. Steel Corp.,
6.00%, 12/01/26	2,000	1,924,980
Indiana Finance Authority, Refunding, RB:
Sisters of St. Francis Health, 5.25%, 11/01/28	1,490	1,498,448
Trinity Health, Series A, 5.63%, 12/01/38	2,000	2,058,500
Indiana Health Facility Financing Authority, Indiana, RB, Methodist Hospital, Inc.,
5.50%, 9/15/31	1,320	1,066,916
Indiana Municipal Power Agency, Indiana, RB,
Series B, 6.00%, 1/01/39	2,120	2,205,945
Indianapolis Local Public Improvement Bond Bank, RB:
Waterworks Project, Series A, 5.50%, 1/01/29	2,000	2,059,960
Waterworks Project, Series A, (AGC), 5.50%, 1/01/38	6,640	6,856,730

		20,915,354

Iowa – 1.3%
Iowa Finance Authority, RB,
Series A, Remarketed, (AGC), 5.63%, 8/15/37	5,805	5,978,337

Kentucky – 0.9%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System,
Series A, 6.38%, 6/01/40	1,200	1,185,000
Louisville & Jefferson County Metropolitan Government, RB, Jewish Hospital & St. Mary’s Healthcare,
6.13%, 2/01/37	3,000	3,083,820

		4,268,820

Louisiana – 1.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
Westlake Chemical Corp., Series A, Remarketed, 6.50%, 8/01/29	3,335	3,330,831
Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	2,800	2,772,112
New Orleans Aviation Board, Louisiana, Refunding, RB, Restructuring GARB,
Series A-2, (AGC), 6.00%, 1/01/23	1,370	1,503,890

		7,606,833

Maryland – 0.3%
Maryland Economic Development Corp., RB, Transportation Facilities Project,
Series A, 5.75%, 6/01/35	500	470,060
Maryland Health & Higher Educational Facilities Authority, RB, Charlestown Community,
6.25%, 1/01/41	1,000	977,500

		1,447,560

Massachusetts – 1.5%
Massachusetts Development Finance Agency, RB:
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	1,375	1,400,754
Linden Ponds, Inc. Facility, Series A, 5.75%, 11/15/35	1,000	709,340
Massachusetts School Building Authority, Residuals, RB,
Series 3228X, (AMBAC), 7.82%, 8/15/37 (a)(b)	5,000	4,969,800

		7,079,894

Michigan – 3.6%
City of Detroit Michigan, RB, Second Lien, Series B, Remarketed:
(AGM), 6.25%, 7/01/36	1,000	1,065,750
(AGM), 7.00%, 7/01/36	1,250	1,400,275
City of Detroit Michigan, Refunding, RB, Second Lien,
Series C, Remarketed, (BHAC, FGIC), 5.75%, 7/01/26	5,000	5,216,300
Kalamazoo Hospital Finance Authority, Refunding, RB, Bronson Methodist Hospital,
5.50%, 5/15/36	3,650	3,481,917
Michigan State Building Authority, Refunding, RB, Facilities Program:
Series I, 6.00%, 10/15/38	1,355	1,413,008
Series I, 6.25%, 10/15/38	1,250	1,323,225
Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont Hospital,
8.25%, 9/01/39	2,935	3,376,571

		17,277,046

See Notes to Financial Statements.

BLACKROCK FUNDS II	DECEMBER 31, 2010	13

Schedule of Investments (continued)	BlackRock AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Minnesota – 0.2%
City of Minneapolis Minnesota, RB, Fairview Health Services,
Series A, 6.75%, 11/15/32	$1,000	$1,076,270

Missouri – 0.3%
City of St. Louis Missouri, RB, Lambert St. Louis International,
Series A-1, 6.25%, 7/01/29	1,175	1,200,603

Multi-State – 0.7%
MuniMae Tax-Exempt Bond Subsidiary LLC,
7.50%, 6/30/49 (a)(b)(c)	3,731	3,469,926

Nebraska – 0.1%
Omaha Public Power District, RB,
Series B, 6.15%, 2/01/12	505	520,569

Nevada – 3.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center,
6.00%, 4/01/34	1,475	1,554,222
Clark County Water Reclamation District, GO,
Series B, 5.75%, 7/01/38	6,685	7,085,699
County of Clark Nevada, RB,
Series B, 5.75%, 7/01/42	9,300	9,503,019

		18,142,940

New Hampshire – 0.5%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth-Hitchcock,
6.00%, 8/01/38	2,230	2,334,855

New Jersey – 2.1%
Essex County Improvement Authority, RB, Newark Project,
Series A, (AGM), 6.00%, 11/01/30	40	40,506
Monmouth County Improvement Authority, RB, Brookdale Community College Project (County Guaranty),
6.00%, 8/01/38	3,600	3,933,864
New Jersey Educational Facilities Authority, Refunding, RB, University Medical & Dentistry:
Series B, 7.13%, 12/01/23	1,000	1,125,170
Series B, 7.50%, 12/01/32	1,000	1,093,500
New Jersey State Housing & Mortgage Finance Agency, RB,
Series AA, 6.50%, 10/01/38	3,630	3,912,196

		10,105,236

New York – 7.4%
City of New York New York, GO,
Series E-1, 6.25%, 10/15/28	2,500	2,760,375
Long Island Power Authority, RB:
General Series A, 6.00%, 5/01/33	8,890	9,482,874
Series A, 6.25%, 4/01/33	1,635	1,765,898
Metropolitan Transportation Authority, RB,
Series 2008C, 6.50%, 11/15/28	4,400	4,867,060
New York City Housing Development Corp., RB,
Series M, 6.88%, 11/01/38	2,085	2,164,501
New York State Dormitory Authority, RB, Education,
Series B, 5.75%, 3/15/36	3,000	3,203,760
New York State Urban Development Corp., RB, State Personal Income Tax,
Series B-1, 5.00%, 3/15/36	5,150	5,134,962
Triborough Bridge & Tunnel Authority, New York, RB, General
Series A-2, 5.38%, 11/15/38	3,150	3,236,216
Westchester County Industrial Development Agency, New York, MRB, Kendal on Hudson Project,
Series A, 6.38%, 1/01/24	2,500	2,400,325

		35,015,971

North Carolina – 1.1%
City of Charlotte North Carolina, RB,
Series A, 5.50%, 7/01/34	1,060	1,078,041
North Carolina Medical Care Commission, RB, FirstHealth Carolinas Project,
Series A, 6.13%, 10/01/39	265	271,869
University of North Carolina at Charlotte, RB, General
Series B, (AGM), 5.00%, 4/01/36	4,000	3,948,840

		5,298,750

Ohio – 3.4%
County of Allen Ohio, RB, Catholic Healthcare,
Series B, 5.25%, 9/01/27	3,500	3,579,660
County of Montgomery Ohio, RB, Catholic Health,
Series A, 5.50%, 5/01/34	5,130	5,260,507
Ohio State Water Development Authority, Refunding, RB, FirstEnergy,
Series A, (First Energy Solutions Corp. Guaranty), 5.88%, 6/01/16 (b)	1,700	1,854,054
State of Ohio, Refunding, RB, Cleveland Clinic Health,
Series A, 5.50%, 1/01/39	5,100	5,215,821

		15,910,042

Pennsylvania – 4.0%
Allegheny County Hospital Development Authority, RB, Health System West Penn,
Series A, 5.38%, 11/15/40	2,000	1,341,200
Cumberland County Municipal Authority, RB, Diakon Lutheran,
6.38%, 1/01/39	1,600	1,580,464
Dauphin County General Authority, RB, Pinnacle Health Systems Project,
Series A, 6.00%, 6/01/29	3,000	3,031,380
Delaware Valley Regional Financial Authority, RB,
5.75%, 7/01/32	10,000	9,800,700
Pennsylvania Economic Development Financing Authority, RB:
Pennsylvania American Water Co. Project, 6.20%, 4/01/39	1,000	1,042,460
Various Purpose, Allegheny Energy Supply Co., 7.00%, 7/15/39	2,000	2,152,800

		18,949,004

Rhode Island – 0.9%
Rhode Island Health & Educational Building Corp., RB:
Hospital Financing, Lifespan Obligation, Series A, (AGC), 7.00%, 5/15/39	1,350	1,498,244
Lifespan Obligation (NPFGC), 5.50%, 5/15/16	200	200,322
Public Schools Financing Program, Series E, (AGC), 6.00%, 5/15/29	2,250	2,384,865

		4,083,431

Texas – 11.3%
Beaumont ISD Texas, GO, School Building, (AGC),
5.13%, 2/15/30	2,185	2,231,453
City of Austin Texas, Water & Sewer RB,
Series A, 5.13%, 11/15/29	2,000	2,033,380
City of Houston Texas, Refunding, RB, Combined, First Lien,
Series A, (AGC), 6.00%, 11/15/35	4,800	5,213,664
City of San Antonio Texas, Refunding, RB,
Series A, 5.25%, 2/01/31	1,000	1,031,840
Conroe ISD Texas, GO, School Building,
Series A, 5.75%, 2/15/35	2,295	2,412,366
Harris County Cultural Education Facilities Finance Corp., Refunding, RB, St. Luke’s,
5.63%, 2/15/25	2,000	2,090,620

See Notes to Financial Statements.

14	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Harris County Health Facilities Development Corp., Refunding, RB, Memorial Hermann Healthcare System:
Series B, 7.13%, 12/01/31	$1,500	$1,632,585
Series B, 7.25%, 12/01/35	500	543,815
La Vernia Higher Education Finance Corp., RB, Kipp, Inc.,
Series A, 6.25%, 8/15/39	350	339,990
Matagorda County Navigation District No. 1, Texas, Refunding, RB, Central Power & Light Co. Project,
Series A, Remarketed, 6.30%, 11/01/29	1,475	1,528,867
North Texas Tollway Authority, Refunding, RB, Toll 2nd Tier,
Series F, 6.13%, 1/01/31	6,575	6,624,115
State of Texas, GO, Transportation Commission Mobility Fund,
5.00%, 4/01/37	5,000	5,026,250
State of Texas, Refunding, GO, Water Financial Assistance,
5.75%, 8/01/22	3,445	3,455,955
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare,
6.00%, 8/15/45	10,000	10,219,100
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure, 7.00%, 6/30/40	4,910	4,971,081
Note Mobility, 6.88%, 12/31/39	4,315	4,336,532

		53,691,613

Utah – 0.0%
City of Salt Lake City Utah, Refunding, RB, IHC Hospitals, Inc.,
Series A, 8.13%, 5/15/15	65	73,716

Washington – 2.6%
Port of Seattle Washington, Refunding, RB, Intermediate Lien,
Series B, 5.00%, 6/01/40	3,700	3,530,059
State of Washington, GO, Various Purpose,
Series C, 5.00%, 2/01/32	6,715	6,803,772
Washington Health Care Facilities Authority, Washington, RB, Catholic Health Initiatives,
Series D, 6.38%, 10/01/36	2,075	2,210,996

		12,544,827

Wisconsin – 0.6%
State of Wisconsin, RB,
Series A, (State Appropriation), 6.00%, 5/01/36	2,500	2,680,800
Wisconsin Health & Educational Facilities Authority, RB, Froedtert & Community Health,
5.25%, 4/01/39	20	19,397

		2,700,197

Wyoming – 0.4%
County of Sweetwater Wyoming, Refunding, RB, Idaho Power Co. Project, Remarketed,
5.25%, 7/15/26	2,000	2,010,900

Puerto Rico – 2.5%
Commonwealth of Puerto Rico, Refunding, GO, Public Improvement,
Series B, 6.50%, 7/01/37	2,000	2,138,560
Puerto Rico Sales Tax Financing Corp., RB, First:
Sub-Series A, 6.50%, 8/01/44	5,000	5,402,050
Sub-Series C, 6.00%, 8/01/39	4,100	4,186,592

		11,727,202

Total Municipal Bonds – 85.2%		403,779,962

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Arizona – 4.0%
Salt River Project Agricultural Improvement & Power District, RB,
Series A, 5.00%, 1/01/37	19,160	19,104,599

California – 6.5%
Los Angeles Department of Airports, Senior RB, Los Angeles International Airport,
Series A, 5.00%, 5/15/40	4,880	4,669,916
Los Angeles Department of Water & Power, RB, Power Systems,
Sub-Series A-1, (AMBAC), 5.00%, 7/01/37	7,500	7,391,625
Metropolitan Water District of Southern California, RB:
Series A, (AGM), 5.00%, 7/01/30	6,825	6,852,109
Series B, 5.00%, 7/01/35	3,170	3,182,591
San Jose California Financing Authority, RB, Civic Center Project,
Series B, (AMBAC), 5.00%, 6/01/32	9,060	8,515,313

		30,611,554

Florida – 3.3%
Florida State Board of Education, GO,
Series 2006C, 5.00%, 6/01/37	15,545	15,431,640

Indiana – 1.4%
Indianapolis Local Public Improvement Bond Bank, RB, Pilot Infrastructure Project,
Series F, (AGM), 5.00%, 1/01/40	7,000	6,811,980

New York – 4.3%
Harris County Flood Control District, Refunding, RB, Contract Tax,
Series A, 5.00%, 10/01/39	10,000	10,022,200
New York State Environmental Facility Corp., RB, New York City Municipal Water Project,
Series K, 5.01%, 6/15/28	10,000	10,246,300

		20,268,500

Texas – 3.5%
City of Houston Texas, Airport System RB, Sub-Lien,
5.00%, 7/01/32	11,980	11,331,163
City of San Antonio Texas, Refunding, Electric & Gas RB,
5.01%, 2/01/32	5,210	5,259,365

		16,590,528

Washington – 3.6%
Central Puget Sound Regional Transit Authority, RB, Sales & Use Tax,
Series A, 5.00%, 11/01/36	8,660	8,609,685
Central Puget Sound Regional Transit Authority, Residuals, RB,
Series 3198X, (AGM), 5.00%, 11/01/34	8,500	8,487,675

		17,097,360

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 26.6%		125,916,161

Total Long-Term Investments (Cost — $529,415,498) – 111.8%		529,697,625

See Notes to Financial Statements.

BLACKROCK FUNDS II	DECEMBER 31, 2010	15

Schedule of Investments (concluded)	BlackRock AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund,
0.18% (e)(f)	755,276	$755,276
Wilmington Tax-Free Money Market Fund,
0.01% (f)	327,815	327,815

Total Short-Term Securities (Cost — $1,083,091) – 0.2%		1,083,091

Total Investments (Cost — $530,498,589*) – 112.0%		530,780,716
Other Assets Less Liabilities – 1.5%		7,044,833
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (13.5)%		(64,135,578)

Net Assets – 100.0%		$473,689,971

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$466,000,763

Gross unrealized appreciation	$11,825,433
Gross unrealized depreciation	(10,780,480)

Net unrealized appreciation	$1,044,953

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(d)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 to the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2010	Net Activity	Shares Held at December 31, 2010	Income
FFI Institutional Tax-Exempt Fund	42,707,117	(41,951,841)	755,276	$20,954

(f)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	–	$529,697,625	–	$529,697,625
Short-Term Securities	$1,083,091	–	–	1,083,091

Total	$1,083,091	$529,697,625	–	$530,780,716

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

16	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky – 77.9%
Corporate – 5.8%
County of Owen Kentucky, RB, American Water Co. Project, Series A:
6.25%, 6/01/39	$1,000	$1,020,900
5.38%, 6/01/40	1,500	1,363,455
County of Owen Kentucky, Various Purpose, RB, American Water Co.,
Series B, 5.63%, 9/01/39	1,250	1,216,087
Trimble County Kentucky Environmental Facilities, RB, (AMBAC), AMT,
6.00%, 3/01/37	1,000	943,380

		4,543,822

County/City/Special District/School District – 4.9%
Breckinridge County Public Properties Corp., RB, Justice Center Project,
4.25%, 2/01/31	3,000	2,916,900
County of Kenton Kentucky, GO, Public Project,
4.63%, 4/01/34	1,000	924,140

		3,841,040

Health – 18.0%
City of Murray Kentucky, RB, Calloway County Public Hospital,
6.38%, 8/01/40	1,500	1,439,340
County of Warren Kentucky, Refunding, RB, Community Hospital Corp. Project,
Series A, 5.00%, 8/01/29	1,000	892,960
Kentucky Economic Development Finance Authority, Kentucky, RB:
Baptist Healthcare System, Series A, 5.38%, 8/15/24	1,995	2,093,353
Baptist Healthcare System, Series A, 5.63%, 8/15/27	1,000	1,052,740
Catholic Health, Series A, 5.00%, 5/01/29	2,000	1,950,640
King’s Daughters Medical, 5.00%, 2/01/40	1,000	919,670
Norton Healthcare, Series A, 6.63%, 10/01/28	380	382,307
Owensboro Medical Health System, Series A, 6.38%, 6/01/40	900	888,750
Louisville & Jefferson County Metropolitan Government, RB:
Jewish Hospital & St. Mary’s Healthcare, 6.13%, 2/01/37	2,000	2,055,880
Norton Health Care, Inc., 5.25%, 10/01/36	2,750	2,441,588

		14,117,228

Housing – 8.4%
Kentucky Housing Corp., RB:
Series A, (FHA), 5.75%, 7/01/39	915	936,182
Series B, 5.15%, 7/01/39	2,750	2,721,620
Series D, AMT, 5.13%, 7/01/25	3,000	2,900,220
Series F, (FHA), AMT, 5.45%, 1/01/32	10	10,000

		6,568,022

State – 8.0%
Kentucky Economic Development Finance Authority, Kentucky, RB, Louisville Arena, Sub-Series A-1, (AGC):
6.00%, 12/01/33	1,000	1,027,610
6.00%, 12/01/38	1,030	1,058,438
Kentucky State Property & Buildings Commission, Kentucky, Refunding, RB:
5.38%, 11/01/23	3,000	3,208,680
Project No. 93, (AGC), 5.25%, 2/01/29	1,000	1,016,410

		6,311,138

Transportation – 15.3%
Kentucky Turnpike Authority, Kentucky, RB, Revitalization Projects:
Series A, 5.00%, 7/01/27	1,000	1,028,960
Series A, 5.00%, 7/01/28	1,000	1,021,310
Series A, 5.00%, 7/01/29	1,000	1,016,620
Kentucky Turnpike Authority, Kentucky, Refunding, RB, Revitalization Projects,
Series A, (AMBAC), 5.50%, 7/01/15	1,010	1,160,470
Louisville & Jefferson County Regional Airport Authority, Kentucky, RB:
Airis Louisville LLC Project, Series A, AMT, 5.50%, 3/01/19	2,690	2,534,330
Series A, (AGM), AMT, 5.75%, 7/01/15	1,755	1,796,997
Louisville Kentucky Regional Airport Authority, Refunding, RB, (AMBAC), AMT,
5.00%, 7/01/18	3,345	3,448,996

		12,007,683

Utilities – 17.5%
City of Owensboro, Kentucky, Refunding & Improvement, RB, (AGC),
5.00%, 9/15/26	1,005	1,032,075
Kentucky Municipal Power Agency, RB, Prairie State Project,
Series A, (BHAC-CR, NPFGC), 5.25%, 9/01/42	3,500	3,420,480
Lexington-Fayette Urban County Government, RB,
Series A, 5.00%, 7/01/11 (a)	1,935	1,998,932
Louisville & Jefferson County Metropolitan Sewer District, Kentucky, RB:
Series A, (AGC), 4.25%, 5/15/38	3,000	2,621,820
Series A, (BHAC-CR, FGIC), 5.00%, 5/15/38	1,000	989,640
Series A, (NPFGC, FGIC), 5.00%, 5/15/38	3,750	3,689,325

		13,752,272

		61,141,205

Guam – 1.0%
County/City/Special District/School District – 0.7%
Territory of Guam, RB, Section 30,
Series A, 5.63%, 12/01/29	580	565,802

Utilities – 0.3%
Guam Government Waterworks Authority, RB, Water,
5.88%, 7/01/35	220	213,149

		778,951

Puerto Rico – 7.6%
State – 4.4%
Commonwealth of Puerto Rico, Refunding, GO, Public Improvement,
Series A-4, Remarketed, 5.25%, 7/01/30	215	211,650

See Notes to Financial Statements.

BLACKROCK FUNDS II	DECEMBER 31, 2010	17

Schedule of Investments (continued)	BlackRock Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp., RB, First,
Sub-Series A, 6.38%, 8/01/39	$3,000	$3,188,040

		3,399,690

Transportation – 3.2%
Puerto Rico Highway & Transportation Authority, Refunding, RB,
Series CC, (AGC), 5.50%, 7/01/31	2,500	2,515,325

		5,915,015

Virgin Islands – 0.1%
County/City/Special District/School District – 0.1%
Virgin Islands Public Finance Authority, RB, Senior Lien, Capital Projects,
Series A-1, 5.00%, 10/01/39	100	89,247

Total Municipal Bonds – 86.6%		67,924,418

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
Kentucky – 13.4%
County/City/Special District/School District – 2.6%
Louisville & Jefferson County Metropolitan Government Parking Authority, RB,
Series A, 5.38%, 12/01/39	2,000	2,000,599

Health – 3.9%
Kentucky Economic Development Finance Authority, Kentucky, Refunding & Improvement, RB, St. Elizabeth,
Series A, 5.50%, 5/01/39	3,075	3,095,172

Housing – 3.0%
Kentucky Housing Corp., RB, Series L, AMT,
5.25%, 1/01/38	2,495	2,384,394

Transportation – 3.9%
Lexington-Fayette Urban County Airport Board, Refunding, RB,
Series A, 5.00%, 7/01/27	3,000	3,051,960

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 13.4%		10,532,125

Total Long-Term Investments (Cost — $79,824,757) – 100.0%		78,456,543

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.18% (c)(d)	5,736,343	5,736,343
Wilmington Tax-Free Money Market Fund,
0.01% (d)	30	30

Total Short-Term Securities (Cost — $5,736,373) – 7.3%		5,736,373

Total Investments (Cost — $85,561,130*) – 107.3%		84,192,916
Other Assets Less Liabilities – 1.2%		965,253
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (8.5)%		(6,657,876)

Net Assets – 100.0%		$78,500,293

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$78,728,789

Gross unrealized appreciation	$1,176,579
Gross unrealized depreciation	(2,347,452)

Net unrealized depreciation	$(1,170,873)

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 to the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2010	Net Activity	Shares Held at December 31, 2010	Income
FFI Institutional Tax-Exempt Fund	287,640	5,448,703	5,736,343	$2,181

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.

18	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (concluded)	BlackRock Kentucky Municipal Bond Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	–	$78,456,543	–	$78,456,543
Short-Term Securities	$5,736,373	–	–	5,736,373

Total	$5,736,373	$78,456,543	–	$84,192,916

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

BLACKROCK FUNDS II	DECEMBER 31, 2010	19

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Multi-State – 1.3%
Housing – 1.3%
MuniMae Tax-Exempt Bond Subsidiary LLC,
7.50%, 6/30/49 (a)(b)(c)	$1,866	$1,734,963

Ohio – 81.0%
Corporate – 5.8%
Ohio Air Quality Development Authority, Refunding, PCRB:
Dayton Power, Series B, (FGIC), 4.80%, 1/01/34	1,830	1,607,618
FirstEnergy, Series C, 5.63%, 6/01/18	1,000	1,060,210
Ohio Air Quality Development Authority, Refunding, RB, Columbus Southern Power Co.,
Series B, 5.80%, 12/01/38 (c)	1,000	1,009,920
Ohio State Water Development Authority, RB:
FirstEnergy Nuclear, Series A, 3.38%, 7/01/33 (c)	1,000	987,870
Water Quality, Series A, 5.00%, 6/01/30	1,000	1,021,610
State of Ohio:
RB, Ford Motor Co. Project, AMT, 5.75%, 4/01/35	885	769,782
Refunding, RB, USX Corp. Project, 5.63%, 5/01/29	1,000	966,090

		7,423,100

County/City/Special District/School District – 20.5%
City of Brunswick Ohio, GO, Special Assessment,
6.30%, 12/01/14	100	102,317
City of Cincinnati Ohio, RB, Madison Circle Project,
Series C, 5.00%, 11/01/32	1,750	1,660,750
City of Cleveland Ohio, GO, Various Purpose,
Series A, (AGC), 5.00%, 12/01/29	1,000	1,005,410
City of Cleveland Ohio, RB, Series C, (AGC),
5.00%, 1/01/27	1,500	1,495,095
County of Franklin Ohio, GO, Various Purpose,
5.00%, 12/01/31	1,500	1,535,145
County of Hamilton Ohio, RB,
Sub-Series B, (AMBAC), 5.25%, 12/01/32	1,015	990,437
County of Lucas Ohio, GO, Various Purpose,
5.00%, 10/01/40	2,365	2,290,124
Fairfield City School District, GO,
7.45%, 12/01/14	760	839,033
Miamisburg City School District, GO, School Facilities Construction & Improvement:
5.00%, 12/01/33	1,500	1,511,640
(AGC), 5.00%, 12/01/29	1,035	1,046,416
(AGC), 4.75%, 12/01/36	1,000	928,250
Monroe Local School District, Refunding, GO, School Improvement, (AMBAC),
5.50%, 12/01/25	1,835	1,999,306
New Albany Community Authority, RB,
Series B, (AMBAC), 5.13%, 10/01/21	2,750	2,800,160
Olentangy Local School District, GO, School Facilities Construction & Improvement,
5.00%, 12/01/36	1,700	1,703,060
Sylvania City School District, GO, School Improvement, (AGC),
5.25%, 12/01/36	1,500	1,508,850
Vandalia Butler City School District, GO, School Improvement:
5.13%, 12/01/37	3,000	2,971,740
5.00%, 12/01/38	2,000	2,040,580

		26,428,313

Education – 23.6%
Cleveland State University, RB, (NPFGC, FGIC),
5.00%, 6/01/34	3,000	2,822,490
Columbus City School District, GO, Capital Appreciation, (AGM),
5.49%, 12/01/28 (d)	2,500	947,325
Kent State University Revenues, RB, General Receipts,
Series B, (AGC), 4.25%, 5/01/31	1,150	1,041,992
Ohio State Higher Educational Facility Commission Higher Educational, RB:
Denison University Project, 5.13%, 11/01/11 (e)	3,000	3,149,340
Kenyon College Project, 5.25%, 7/01/44	5,000	4,884,400
Ohio State University, RB:
Series A, 5.25%, 12/01/12 (e)	2,290	2,487,833
Series A, 5.00%, 12/01/26	5,000	5,236,000
State of Ohio, RB:
Denison University 2007 Project, 5.00%, 11/01/32	2,500	2,522,875
Kenyon College Project, 5.00%, 7/01/41	2,500	2,330,125
State of Ohio, Refunding, RB:
Case Western Reserve, 5.00%, 12/01/33	2,000	1,954,560
Common Schools, Series C, 5.00%, 9/22/22	1,000	1,109,400
University of Cincinnati, RB, Series A, (NPFGC, FGIC),
5.00%, 6/01/31	2,000	1,925,620

		30,411,960

Health – 9.6%
City of Steubenville Ohio, Refunding, RB, Trinity Health Systems,
5.00%, 10/01/30	500	442,825
County of Butler Ohio, RB, UC Health,
5.50%, 11/01/40	1,000	894,100
County of Franklin Ohio, RB, Improvement, Nationwide Children’s Hospital,
5.25%, 11/01/40	4,500	4,400,145
County of Montgomery Ohio, RB:
Catholic Health Initiatives, Series D, 6.13%, 10/01/28	1,000	1,074,780
Catholic Health, Series A, 5.00%, 5/01/39	620	606,174
County of Scioto Ohio, RB, Southern Ohio Medical Center,
5.75%, 2/15/38	1,000	981,080
Ohio State Higher Educational Facility Commission Hospital, RB, University Hospital Health System, Inc.,
Series A, (BHAC-CR), 5.25%, 1/15/46	3,940	3,960,133

		12,359,237

Housing – 8.8%
County of Franklin Ohio, RB, Wellington Village Project,
Series A, (GNMA), AMT, 5.40%, 2/20/43	250	242,205
County of Hamilton Ohio, Refunding, RB, Stratford Heights Project, (AGM),
4.75%, 6/01/39	2,500	2,306,050
Ohio HFA, Ohio Mortgage Backed Securities, RB:
Series F, (GNMA, FNMA, FHLMC), 5.45%, 9/01/33	750	755,243
Series F, (GNMA, FNMA, FHLMC), 5.00%, 3/01/40	2,875	2,797,375
Series J, (GNMA, FNMA, FHLMC), 6.13%, 9/01/28	2,190	2,320,458

See Notes to Financial Statements.

20	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Housing (concluded)
Ohio HFA, Ohio, RB:
Series 1, 4.00%, 11/01/25	$1,000	$930,660
Series A, (AGM), 5.00%, 4/01/27	2,000	2,032,020

		11,384,011

Transportation – 3.7%
County of Scioto Ohio, Refunding, RB, Norfolk Southern Corp. Project,
5.30%, 8/15/13 (c)	3,000	3,006,180
Ohio State Turnpike Commission, Refunding, RB,
Series A, 5.00%, 2/15/31	1,790	1,785,400

		4,791,580

Utilities – 9.0%
American Municipal Power-Ohio, Inc., RB, Prairie State Energy Campus Project,
Series A, 5.25%, 2/15/25	1,500	1,535,685
City of Cincinnati Ohio, RB,
Series B, 5.00%, 12/01/32	2,000	2,022,060
City of Cleveland Ohio, RB,
Series B-1, 5.00%, 11/15/38	2,000	1,921,440
City of Columbus, Ohio System RB:
Series A, 4.50%, 6/01/29	2,000	1,943,780
Series A, 4.25%, 6/01/30	1,270	1,151,001
County of Hamilton Ohio, RB, Improvement, Metropolitan Sewer District,
Series B, (NPFGC), 5.00%, 12/01/16	2,720	3,093,701

		11,667,667

		104,465,868

Guam – 1.1%
County/City/Special District/School District – 0.6%
Territory of Guam, RB, Section 30,
Series A, 5.63%, 12/01/29	860	838,947

Utilities – 0.5%
Guam Government Waterworks Authority, RB, Water,
5.88%, 7/01/35	675	653,981

		1,492,928

Puerto Rico – 6.6%
State – 6.6%
Puerto Rico Public Finance Corp. Commonwealth, RB, Appropriation,
Series E, 5.50%, 2/01/12 (e)	2,990	3,145,031
Puerto Rico Sales Tax Financing Corp., RB, First,
Sub-Series A, 6.38%, 8/01/39	5,000	5,313,400

		8,458,431

Virgin Islands – 0.1%
County/City/Special District/School District – 0.1%
Virgin Islands Public Finance Authority, RB, Senior Lien, Capital Projects,
Series A-1, 5.00%, 10/01/39	100	89,247

Total Municipal Bonds – 90.1%		116,241,437

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
Ohio – 13.9%
Health – 13.9%
County of Allen Ohio, RB, Catholic Healthcare,
Series A, 5.25%, 6/01/38	5,000	4,872,150
County of Montgomery Ohio, RB:
Catholic Health, Series A, 5.50%, 5/01/34	5,000	5,127,200
Various Purpose, Catholic Health, Series C-1, (AGM), 5.00%, 10/01/41	2,000	1,862,798
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health,
Series A, 5.25%, 1/01/33	3,400	3,417,781
State of Ohio, RB, Cleveland Clinic Health,
Series B, 5.50%, 1/01/34	2,500	2,561,725

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 13.9%		17,841,654

Total Long-Term Investments (Cost – $134,801,435) – 104.0%		134,083,091

Short-Term Securities	Shares
CMA Ohio Municipal Money Fund,
0.04% (g)(h)	2,908,507	2,908,507

Total Short-Term Securities (Cost — $2,908,507) – 2.2%		2,908,507

Total Investments (Cost — $137,709,942*) – 106.2%		136,991,598
Other Assets Less Liabilities – 0.7%		933,740
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (6.9)%		(8,960,160)

Net Assets – 100.0%	$128,965,178

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$128,855,437

Gross unrealized appreciation	$2,425,553
Gross unrealized depreciation	(3,234,392)

Net unrealized depreciation	$(808,839)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 to the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

BLACKROCK FUNDS II	DECEMBER 31, 2010	21

Schedule of Investments (concluded)	BlackRock Ohio Municipal Bond Portfolio

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2010	Net Activity	Shares Held at December 31, 2010	Income
CMA Ohio Municipal Money Fund	2,276,027	632,480	2,908,507	$787

(h)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	–	$134,083,091	–	$134,083,091
Short-Term Securities	$2,908,507	–	–	2,908,507

Total	$2,908,507	$134,083,091	–	$136,991,598

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

22	BLACKROCK FUNDS II	DECEMBER 31, 2010

Statements of Assets and Liabilities

December 31, 2010 (Unaudited)	BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
Assets
Investments at value – unaffiliated[1]	$530,025,440	$78,456,573	$134,083,091
Investments at value – affiliated[2]	755,276	5,736,343	2,908,507
Cash	1,273	–	1
Interest receivable	9,052,434	1,397,016	1,613,488
Capital shares sold receivable	1,312,604	113,359	419,692
Receivable from advisor	40,734	7,205	16,482
Investments sold receivable	26,355	–	–
Dividends receivable – affiliated	1,439	714	284
Prepaid expenses	59,699	12,478	11,188

Total assets	541,275,254	85,723,688	139,052,733

Accrued Liabilities
Income dividends payable	1,828,651	247,308	404,690
Capital shares redeemed payable	1,169,407	220,815	585,408
Interest expense and fees payable	400,578	22,876	15,161
Investment advisory fees payable	141,184	25,388	47,269
Investments purchased payable	111,337	–	–
Professional fees payable	40,979	33,302	35,836
Service and distribution fees payable	34,402	8,074	13,426
Other affiliates payable	18,278	2,767	4,385
Officer’s and Trustees’ fees payable	6,508	4,642	4,779
Bank overdraft	–	2,874	–
Other accrued expenses payable	98,959	20,349	31,601

Total accrued liabilities	3,850,283	588,395	1,142,555

Other Liabilities
Trust certificates[3]	63,735,000	6,635,000	8,945,000

Total Liabilities	67,585,283	7,223,395	10,087,555

Net Assets	$473,689,971	$78,500,293	$128,965,178

Net Assets Consist of
Paid-in capital	$497,661,966	$82,704,367	$131,917,410
Undistributed net investment income	1,067,552	651,921	299,677
Accumulated net realized loss	(25,321,674)	(3,487,781)	(2,533,565)
Net unrealized appreciation/depreciation	282,127	(1,368,214)	(718,344)

Net Assets	$473,689,971	$78,500,293	$128,965,178

[1] Investments at cost – unaffiliated	$529,743,313	$79,824,787	$134,801,435
[2] Investments at cost – affiliated	$755,276	$5,736,343	$2,908,507
[3] Represents short-term floating rate certificates issued by tender option bond trusts.

See Notes to Financial Statements.

BLACKROCK FUNDS II	DECEMBER 31, 2010	23

Statements of Assets and Liabilities (concluded)

December 31, 2010 (Unaudited)	BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
Net Asset Value
BlackRock
Net assets	$8,674,457	–	–

Shares outstanding[1]	840,700	–	–

Net asset value	$10.32	–	–

Institutional
Net assets	$383,498,263	$60,889,460	$95,809,181

Shares outstanding[1]	37,176,590	6,869,589	9,583,587

Net asset value	$10.32	$8.86	$10.00

Service
Net assets	$2,192,370	$236,724	$4,083,615

Shares outstanding[1]	212,691	26,682	407,983

Net asset value	$10.31	$8.87	$10.01

Investor A
Net assets	$53,063,487	$11,103,064	$19,634,966

Shares outstanding[1]	5,142,499	1,252,587	1,963,670

Net asset value	$10.32	$8.86	$10.00

Investor B
Net assets	$980,186	$463,257	$547,644

Shares outstanding[1]	95,015	52,262	54,756

Net asset value	$10.32	$8.86	$10.00

Investor C
Net assets	$25,281,208	$5,807,788	$8,889,772

Shares outstanding[1]	2,450,509	653,647	888,495

Net asset value	$10.32	$8.89	$10.01

[1]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	DECEMBER 31, 2010

Statements of Operations

Six Months Ended December 31, 2010 (Unaudited)	BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
Investment Income
Interest	$13,368,965	$2,258,965	$3,466,230
Dividends – affiliated	20,954	2,181	787
Dividends	7	5	1

Total income	13,389,926	2,261,151	3,467,018

Expenses
Investment advisory	1,252,833	235,853	338,946
Transfer agent – class specific	384,590	60,923	100,198
Service and distribution – class specific	206,077	52,641	79,879
Administration	187,656	32,162	50,842
Administration – class specific	62,626	10,729	16,932
Printing	33,949	8,553	13,693
Professional	28,493	25,235	25,864
Registration	26,504	5,419	5,313
Custodian	16,771	4,203	5,676
Officer and Trustees	14,343	10,220	10,627
Miscellaneous	28,557	7,975	10,681
Recoupment of past waived fees – class specific	–	674	–

Total expenses excluding interest expense and fees	2,242,399	454,587	658,651
Interest expense and fees[1]	226,766	28,171	33,256

Total expenses	2,469,165	482,758	691,907
Less fees waived by advisor	(363,180)	(75,812)	(49,739)
Less administration fees waived – class specific	(51,420)	(8,994)	(15,130)
Less transfer agent fees waived – class specific	(714)	(175)	(341)
Less transfer agent fees reimbursed – class specific	(208,296)	(39,878)	(94,523)

Total expenses after fees waived and reimbursed	1,845,555	357,899	532,174

Net investment income	11,544,371	1,903,252	2,934,844

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	158,119	176,600	(221,950)
Financial futures contracts	(285,566)	(44,457)	(71,131)

	(127,447)	132,143	(293,081)

Net change in unrealized appreciation/depreciation on:
Investments	(18,905,086)	(3,694,354)	(5,429,000)
Financial futures contracts	156,811	31,518	50,430

	(18,748,275)	(3,662,836)	(5,378,570)

Total realized and unrealized loss	(18,875,722)	(3,530,693)	(5,671,651)

Net Decrease in Net Assets Resulting from Operations	$(7,331,351)	$(1,627,441)	$(2,736,807)

[1]	Related to tender option bond trusts. Includes interest expense and fees incurred.

See Notes to Financial Statements.

BLACKROCK FUNDS II	DECEMBER 31, 2010	25

Statements of Changes in Net Assets

	BlackRock AMT-Free Municipal Bond Portfolio		BlackRock Kentucky Municipal Bond Portfolio		BlackRock Ohio Municipal Bond Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010
Operations
Net investment income	$11,544,371	$19,572,772	$1,903,252	$3,502,055	$2,934,844	$5,259,423
Net realized gain (loss)	(127,447)	(86,273)	132,143	1,580	(293,081)	465,860
Net change in unrealized appreciation/depreciation	(18,748,275)	21,102,462	(3,662,836)	3,025,399	(5,378,570)	4,988,732

Net increase (decrease) in net assets resulting from operations	(7,331,351)	40,588,961	(1,627,441)	6,529,034	(2,736,807)	10,714,015

Dividends and Distributions to Shareholders From
Net investment income:
BlackRock	(270,933)	(627,092)	–	–	–	–
Institutional	(9,400,833)	(16,085,674)	(1,488,719)	(2,674,797)	(2,311,170)	(4,273,646)
Service	(34,523)	(73,974)	(5,907)	(8,506)	(67,956)	(127,294)
Investor A	(1,302,647)	(1,977,223)	(277,549)	(494,135)	(367,464)	(552,877)
Investor B	(24,629)	(63,708)	(11,898)	(37,152)	(13,293)	(53,033)
Investor C	(483,785)	(685,229)	(118,106)	(232,896)	(168,742)	(309,071)
Net realized gain:
BlackRock	(310)	–	–	–	–	–
Institutional	(13,972)	–	–	–	–	–
Service	(75)	–	–	–	–	–
Investor A	(1,984)	–	–	–	–	–
Investor B	(35)	–	–	–	–	–
Investor C	(903)	–	–	–	–	–

Decrease in net assets resulting from dividends and distributions to shareholders	(11,534,629)	(19,512,900)	(1,902,179)	(3,447,486)	(2,928,625)	(5,315,921)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	16,637,559	90,636,817	(2,610,615)	12,088,458	6,577,499	13,569,710

Net Assets
Total increase (decrease) in net assets	(2,228,421)	111,712,878	(6,140,235)	15,170,006	912,067	18,967,804
Beginning of period	475,918,392	364,205,514	84,640,528	69,470,522	128,053,111	109,085,307

End of period	$473,689,971	$475,918,392	$78,500,293	$84,640,528	$128,965,178	$128,053,111

Undistributed net investment income	$1,067,552	$1,040,531	$651,921	$650,848	$299,677	$293,458

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	DECEMBER 31, 2010

Statements of Cash Flows

For the Six Months Ended December 31, 2010 (Unaudited)	BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
Cash Provided by (Used in) Operating Activities
Net decrease in net assets resulting from operations	$(7,331,351)	$(1,627,441)	$(2,736,807)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Decrease in cash collateral pledged for financial futures contracts	156,000	47,000	75,000
Increase in interest receivable	(1,837,356)	(23,216)	(66,791)
(Increase) decrease in prepaid expenses	(13,290)	(1,760)	313
Decrease in receivable from advisor	27,063	7,449	14,276
Increase (decrease) in interest expense payable	27,051	10,436	(7,319)
Decrease in investment advisory fees payable	(130,870)	(25,444)	(48,863)
Decrease in other affiliates payable	(104,790)	(18,957)	(29,378)
Increase in Officer’s and Trustees’ fees payable	1,218	1,298	1,220
Increase in other accrued expenses payable	71,323	12,938	22,475
Net change in unrealized (appreciation)/depreciation	18,905,086	3,694,354	5,429,000
Net realized (gain) loss from sales of long-term investments	(158,119)	(176,600)	221,950
Net change in financial futures contracts	(1,123)	(225)	(359)
Amortization of premium and discount on investments	635,136	52,065	25,595
Proceeds from sales and paydowns of long-term investments	189,406,005	13,230,589	7,178,622
Purchases of long-term investments	(277,171,959)	(6,638,706)	(13,173,729)
Net proceeds from sales (purchases) of short-term securities	41,783,067	(5,448,733)	(632,480)

Cash provided by (used in) operating activities	(35,736,909)	3,095,047	(3,727,275)

Cash Provided by (Used in) Financing Activities
Cash receipts from trust certificates	60,320,000	6,500,000	–
Cash payments for trust certificates	(30,165,000)	(5,250,000)	–
Proceeds from shares sold	75,588,466	7,775,763	22,186,120
Shares redeemed	(61,045,027)	(10,623,825)	(16,281,420)
Cash dividends and distributions paid to shareholders	(8,960,465)	(1,499,859)	(2,177,424)
Increase in bank overdraft	–	2,874	–

Cash provided by (used in) financing activities	35,737,974	(3,095,047)	3,727,276

Cash
Net increase in cash	1,065	–	1
Cash at beginning of period	208	–	–

Cash at end of period	$1,273	$–	$1

Cash Flow Information
Cash paid during the year for interest	$159,715	$38,607	$40,575

Noncash Financing Activities
Capital shares issued in reinvestment of dividends and distributions paid to shareholders	$2,240,746	$408,206	$745,550

A Statement of Cash Flows is presented when the Fund had a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to total assets.

See Notes to Financial Statements.

BLACKROCK FUNDS II	DECEMBER 31, 2010	27

Financial Highlights	BlackRock AMT-Free Municipal Bond Portfolio

	BlackRock Shares
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30,		Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2010	2009		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.16	$10.45	$10.71	$10.93	$10.99	$11.11

Net investment income[1]	0.26	0.51	0.50	0.39	0.46	0.47	0.49
Net realized and unrealized gain (loss)	(0.39)	0.55	(0.29)	(0.26)	(0.22)	(0.06)	(0.17)

Net increase (decrease) from investment operations	(0.13)	1.06	0.21	0.13	0.24	0.41	0.32

Dividends and distributions from:
Net investment income	(0.26)	(0.51)	(0.50)	(0.37)	(0.46)	(0.47)	(0.44)
Net realized gain	(0.00)[2]	–	–	(0.02)	–	–	–

Total dividends and distributions	(0.26)	(0.51)	(0.50)	(0.39)	(0.46)	(0.47)	(0.44)

Net asset value, end of period	$10.32	$10.71	$10.16	$10.45	$10.71	$10.93	$10.99

Total Investment Return[3]
Based on net asset value	(1.30)%[4]	10.56%	2.17%	1.20%[4]	2.27%	3.83%	3.23%

Ratios to Average Net Assets
Total expenses	0.75%[5]	0.70%	0.73%	0.81%[5]	0.88%	0.88%	0.83%

Total expenses after fees waived, reimbursed and paid indirectly	0.58%[5]	0.51%	0.47%	0.58%[5]	0.65%	0.64%	0.57%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[6]	0.49%[5]	0.49%	0.45%	0.45%[5]	0.45%	0.45%	0.45%

Net investment income	4.76%[5]	4.80%	4.98%	4.92%[5]	4.26%	4.35%	4.39%

Supplemental Data
Net assets, end of period (000)	$8,675	$12,707	$12,554	$11,270	$24,027	$71,890	$85,552

Portfolio turnover	37%	93%	89%	69%	88%	66%	87%

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	DECEMBER 31, 2010

Financial Highlights (continued)	BlackRock AMT-Free Municipal Bond Portfolio

	Institutional Shares
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30,		Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2010	2009		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.16	$10.45	$10.71	$10.93	$11.00	$11.11

Net investment income[1]	0.25	0.50	0.50	0.39	0.46	0.46	0.47
Net realized and unrealized gain (loss)	(0.38)	0.55	(0.29)	(0.26)	(0.22)	(0.07)	(0.12)

Net increase (decrease) from investment operations	(0.13)	1.05	0.21	0.13	0.24	0.39	0.35

Dividends and distributions from:
Net investment income	(0.26)	(0.50)	(0.50)	(0.37)	(0.46)	(0.46)	(0.46)
Net realized gain	(0.00)[2]	–	–	(0.02)	–	–	–

Total dividends and distributions	(0.26)	(0.50)	(0.50)	(0.39)	(0.46)	(0.46)	(0.46)

Net asset value, end of period	$10.32	$10.71	$10.16	$10.45	$10.71	$10.93	$11.00

Total Investment Return[3]
Based on net asset value	(1.34)%[4]	10.47%	2.14%	1.18%[4]	2.25%	3.65%	3.17%

Ratios to Average Net Assets
Total expenses	0.93%[5]	0.88%	0.74%	0.81%[5]	0.88%	0.92%	0.95%

Total expenses after fees waived, reimbursed and paid indirectly	0.66%[5]	0.59%	0.50%	0.60%[5]	0.68%	0.71%	0.72%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[6]	0.57%[5]	0.57%	0.48%	0.48%[5]	0.48%	0.52%	0.60%

Net investment income	4.69%[5]	4.72%	4.94%	4.87%[5]	4.27%	4.26%	4.24%

Supplemental Data
Net assets, end of period (000)	$383,498	$384,132	$301,817	$293,812	$278,479	$271,641	$295,737

Portfolio turnover	37%	93%	89%	69%	88%	66%	87%

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

BLACKROCK FUNDS II	DECEMBER 31, 2010	29

Financial Highlights (continued)	BlackRock AMT-Free Municipal Bond Portfolio

	Service Shares
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30,		Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2010	2009		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.70	$10.15	$10.44	$10.70	$10.92	$10.99	$11.10

Net investment income[1]	0.25	0.47	0.47	0.37	0.43	0.43	0.44
Net realized and unrealized gain (loss)	(0.40)	0.55	(0.29)	(0.26)	(0.22)	(0.08)	(0.12)

Net increase (decrease) from investment operations	(0.15)	1.02	0.18	0.11	0.21	0.35	0.32

Dividends and distributions from:
Net investment income	(0.24)	(0.47)	(0.47)	(0.34)	(0.43)	(0.42)	(0.43)
Net realized gain	(0.00)[2]	–	–	(0.03)	–	–	–

Total dividends and distributions	(0.24)	(0.47)	(0.47)	(0.37)	(0.43)	(0.42)	(0.43)

Net asset value, end of period	$10.31	$10.70	$10.15	$10.44	$10.70	$10.92	$10.99

Total Investment Return[3]
Based on net asset value	(1.45)%[4]	10.23%	1.86%	0.97%[4]	1.91%	3.29%	2.91%

Ratios to Average Net Assets
Total expenses	1.03%[5]	0.97%	1.01%	1.10%[5]	1.19%	1.62%	1.20%

Total expenses after fees waived, reimbursed and paid indirectly	0.88%[5]	0.81%	0.77%	0.88%[5]	0.99%	1.07%	0.98%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[6]	0.79%[5]	0.79%	0.75%	0.76%[5]	0.79%	0.88%	0.86%

Net investment income	4.52%[5]	4.50%	4.66%	4.62%[5]	3.96%	3.91%	3.99%

Supplemental Data
Net assets, end of period (000)	$2,192	$1,021	$1,820	$1,896	$1,158	$1,249	$2,312

Portfolio turnover	37%	93%	89%	69%	88%	66%	87%

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	DECEMBER 31, 2010

Financial Highlights (continued)	BlackRock AMT-Free Municipal Bond Portfolio

	Investor A Shares
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30,		Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2010	2009		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.16	$10.45	$10.71	$10.93	$11.00	$11.12

Net investment income[1]	0.24	0.47	0.47	0.36	0.43	0.43	0.44
Net realized and unrealized gain (loss)	(0.39)	0.55	(0.29)	(0.26)	(0.22)	(0.07)	(0.13)

Net increase (decrease) from investment operations	(0.15)	1.02	0.18	0.10	0.21	0.36	0.31

Dividends and distributions from:
Net investment income	(0.24)	(0.47)	(0.47)	(0.34)	(0.43)	(0.43)	(0.43)
Net realized gain	(0.00)[2]	–	–	(0.02)	–	–	–

Total dividends and distributions	(0.24)	(0.47)	(0.47)	(0.36)	(0.43)	(0.43)	(0.43)

Net asset value, end of period	$10.32	$10.71	$10.16	$10.45	$10.71	$10.93	$11.00

Total Investment Return[3]
Based on net asset value	(1.45)%[4]	10.22%	1.84%	0.94%[4]	1.92%	3.35%	2.81%

Ratios to Average Net Assets
Total expenses	1.02%[5]	0.97%	1.02%	1.13%[5]	1.20%	1.31%	1.30%

Total expenses after fees waived, reimbursed and paid indirectly	0.88%[5]	0.81%	0.78%	0.92%[5]	0.99%	1.01%	0.98%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[6]	0.79%[5]	0.79%	0.76%	0.79%[5]	0.79%	0.82%	0.86%

Net investment income	4.45%[5]	4.47%	4.64%	4.54%[5]	3.96%	3.97%	3.99%

Supplemental Data
Net assets, end of period (000)	$53,064	$55,148	$31,307	$12,265	$9,868	$9,713	$8,965

Portfolio turnover	37%	93%	89%	69%	88%	66%	87%

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

BLACKROCK FUNDS II	DECEMBER 31, 2010	31

Financial Highlights (continued)	BlackRock AMT-Free Municipal Bond Portfolio

	Investor B Shares
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30,		Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2010	2009		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.16	$10.45	$10.71	$10.93	$11.00	$11.11

Net investment income[1]	0.24	0.47	0.47	0.36	0.39	0.35	0.36
Net realized and unrealized gain (loss)	(0.39)	0.55	(0.30)	(0.26)	(0.21)	(0.08)	(0.12)

Net increase (decrease) from investment operations	(0.15)	1.02	0.17	0.10	0.18	0.27	0.24

Dividends and distributions from:
Net investment income	(0.24)	(0.47)	(0.46)	(0.34)	(0.40)	(0.34)	(0.35)
Net realized gain	(0.00)[2]	–	–	(0.02)	–	–	–

Total dividends and distributions	(0.24)	(0.47)	(0.46)	(0.36)	(0.40)	(0.34)	(0.35)

Net asset value, end of period	$10.32	$10.71	$10.16	$10.45	$10.71	$10.93	$11.00

Total Investment Return[3]
Based on net asset value	(1.50)%[4]	10.15%	1.80%	0.92%[4]	1.63%	2.55%	2.14%

Ratios to Average Net Assets
Total expenses	1.13%[5]	1.04%	1.07%	1.16%[5]	1.51%	1.99%	1.96%

Total expenses after fees waived, reimbursed and paid indirectly	0.98%[5]	0.88%	0.84%	0.95%[5]	1.30%	1.79%	1.73%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[6]	0.89%[5]	0.86%	0.82%	0.83%[5]	1.10%	1.60%	1.61%

Net investment income	4.41%[5]	4.45%	4.63%	4.53%[5]	3.65%	3.20%	3.24%

Supplemental Data
Net assets, end of period (000)	$980	$1,165	$1,793	$2,385	$3,088	$4,168	$4,839

Portfolio turnover	37%	93%	89%	69%	88%	66%	87%

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	DECEMBER 31, 2010

Financial Highlights (continued)	BlackRock AMT-Free Municipal Bond Portfolio

	Investor C Shares
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30,		Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2010	2009		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.16	$10.45	$10.71	$10.93	$11.00	$11.12

Net investment income[1]	0.20	0.39	0.39	0.30	0.35	0.35	0.36
Net realized and unrealized gain (loss)	(0.39)	0.55	(0.29)	(0.26)	(0.22)	(0.07)	(0.13)

Net increase (decrease) from investment operations	(0.19)	0.94	0.10	0.04	0.13	0.28	0.23

Distributions and dividends from:
Net investment income	(0.20)	(0.39)	(0.39)	(0.28)	(0.35)	(0.35)	(0.35)
Net realized gain	(0.00)[2]	–	–	(0.02)	–	–	–

Total dividends and distributions	(0.20)	(0.39)	(0.39)	(0.30)	(0.35)	(0.35)	(0.35)

Net asset value, end of period	$10.32	$10.71	$10.16	$10.45	$10.71	$10.93	$11.00

Total Investment Return[3]
Based on net asset value	(1.83)%[4]	9.39%	1.08%	0.39%[4]	1.16%	2.59%	2.05%

Ratios to Average Net Assets
Total expenses	1.78%[5]	1.73%	1.77%	1.86%[5]	1.95%	1.95%	1.97%

Total expenses after fees waived, reimbursed and paid indirectly	1.64%[5]	1.57%	1.53%	1.65%[5]	1.74%	1.75%	1.74%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[6]	1.55%[5]	1.55%	1.51%	1.53%[5]	1.54%	1.56%	1.62%

Net investment income	3.69%[5]	3.72%	3.89%	3.79%[5]	3.22%	3.22%	3.26%

Supplemental Data
Net assets, end of period (000)	$25,281	$21,745	$14,914	$5,040	$3,913	$2,662	$2,303

Portfolio turnover	37%	93%	89%	69%	88%	66%	87%

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

BLACKROCK FUNDS II	DECEMBER 31, 2010	33

Financial Highlights (continued)	BlackRock Kentucky Municipal Bond Portfolio

	Institutional Shares
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30,		Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2010	2009		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$9.25	$8.87	$9.01	$9.27	$9.58	$9.69	$9.73

Net investment income[1]	0.21	0.42	0.42	0.33	0.41	0.46	0.46
Net realized and unrealized gain (loss)	(0.38)	0.38	(0.14)	(0.26)	(0.21)	(0.18)	(0.14)

Net increase (decrease) from investment operations	(0.17)	0.80	0.28	0.07	0.20	0.28	0.32

Dividends and distributions from:
Net investment income	(0.22)	(0.42)	(0.42)	(0.31)	(0.51)	(0.39)	(0.36)
Net realized gain	–	–	–	(0.02)	–	–	–

Total dividends and distributions	(0.22)	(0.42)	(0.42)	(0.33)	(0.51)	(0.39)	(0.36)

Net asset value, end of period	$8.86	$9.25	$8.87	$9.01	$9.27	$9.58	$9.69

Total Investment Return[2]
Based on net asset value	(1.99)%[3]	9.15%	3.28%	0.75%[3]	2.13%	3.01%	3.35%

Ratios to Average Net Assets
Total expenses	1.04%[4]	1.02%	0.87%	1.06%[4]	1.19%	1.39%	1.26%

Total expenses excluding recoupment of past waived fees	1.04%[4]	1.02%	0.87%	1.06%[4]	1.19%	1.39%	1.26%

Total expenses after fees waived, reimbursed and paid indirectly	0.72%[4]	0.69%	0.64%	0.83%[4]	1.02%	1.22%	1.05%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	0.65%[4]	0.65%	0.63%	0.62%[4]	0.62%	0.66%	0.70%

Net investment income	4.55%[4]	4.63%	4.80%	4.86%[4]	4.41%	4.81%	4.69%

Supplemental Data
Net assets, end of period (000)	$60,889	$64,294	$52,848	$61,330	$80,671	$61,918	$71,188

Portfolio turnover	7%	28%	35%	21%	39%	8%	4%

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	DECEMBER 31, 2010

Financial Highlights (continued)	BlackRock Kentucky Municipal Bond Portfolio

	Service Shares
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30,		Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2010	2009		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$9.25	$8.88	$9.01	$9.27	$9.59	$9.70	$9.74

Net investment income[1]	0.19	0.39	0.39	0.31	0.39	0.43	0.43
Net realized and unrealized gain (loss)	(0.37)	0.37	(0.12)	(0.26)	(0.23)	(0.18)	(0.14)

Net increase (decrease) from investment operations	(0.18)	0.76	0.27	0.05	0.16	0.25	0.29

Dividends and distributions from:
Net investment income	(0.20)	(0.39)	(0.40)	(0.29)	(0.48)	(0.36)	(0.33)
Net realized gain	–	–	–	(0.02)	–	–	–

Total dividends and distributions	(0.20)	(0.39)	(0.40)	(0.31)	(0.48)	(0.36)	(0.33)

Net asset value, end of period	$8.87	$9.25	$8.88	$9.01	$9.27	$9.59	$9.70

Total Investment Return[2]
Based on net asset value	(2.05)%[3]	8.65%	3.12%	0.54%[3]	1.70%	2.69%	3.04%

Ratios to Average Net Assets
Total expenses	1.23%[4]	1.23%	1.13%	1.35%[4]	1.51%	1.68%	1.52%

Total expenses excluding recoupment of past waived fees	1.23%[4]	1.23%	1.13%	1.35%[4]	1.51%	1.68%	1.52%

Total expenses after fees waived, reimbursed and paid indirectly	1.06%[4]	1.03%	0.91%	1.11%[4]	1.34%	1.53%	1.35%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	0.99%[4]	0.99%	0.90%	0.90%[4]	0.94%	0.97%	1.00%

Net investment income	4.16%[4]	4.26%	4.51%	4.56%[4]	4.10%	4.50%	4.38%

Supplemental Data
Net assets, end of period (000)	$237	$261	$149	$287	$290	$263	$248

Portfolio turnover	7%	28%	35%	21%	39%	8%	4%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

BLACKROCK FUNDS II	DECEMBER 31, 2010	35

Financial Highlights (continued)	BlackRock Kentucky Municipal Bond Portfolio

	Investor A Shares
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30,		Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2010	2009		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$9.25	$8.87	$9.01	$9.27	$9.58	$9.69	$9.73

Net investment income[1]	0.20	0.40	0.40	0.32	0.38	0.43	0.42
Net realized and unrealized gain (loss)	(0.39)	0.38	(0.14)	(0.27)	(0.21)	(0.18)	(0.14)

Net increase (decrease) from investment operations	(0.19)	0.78	0.26	0.05	0.17	0.25	0.28

Dividends and distributions from:
Net investment income	(0.20)	(0.40)	(0.40)	(0.29)	(0.48)	(0.36)	(0.32)
Net realized gain	–	–	–	(0.02)	–	–	–

Total dividends and distributions	(0.20)	(0.40)	(0.40)	(0.31)	(0.48)	(0.36)	(0.32)

Net asset value, end of period	$8.86	$9.25	$8.87	$9.01	$9.27	$9.58	$9.69

Total Investment Return[2]
Based on net asset value	(2.12)%[3]	8.88%	3.00%	0.56%[3]	1.86%	2.68%	2.95%

Ratios to Average Net Assets
Total expenses	1.14%[4]	1.13%	1.14%	1.33%[4]	1.46%	1.75%	1.61%

Total expenses excluding recoupment of past waived fees	1.14%[4]	1.13%	1.14%	1.33%[4]	1.46%	1.75%	1.61%

Total expenses after fees waived, reimbursed and paid indirectly	0.97%[4]	0.94%	0.91%	1.10%[4]	1.27%	1.53%	1.44%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	0.90%[4]	0.90%	0.90%	0.89%[4]	0.87%	0.97%	1.09%

Net investment income	4.31%[4]	4.37%	4.54%	4.59%[4]	4.07%	4.50%	4.28%

Supplemental Data
Net assets, end of period (000)	$11,103	$12,707	$9,841	$8,489	$14,185	$6,240	$6,377

Portfolio turnover	7%	28%	35%	21%	39%	8%	4%

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	DECEMBER 31, 2010

Financial Highlights (continued)	BlackRock Kentucky Municipal Bond Portfolio

	Investor B Shares
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30,		Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2010	2009		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$9.25	$8.87	$9.01	$9.27	$9.58	$9.69	$9.73

Net investment income[1]	0.18	0.34	0.34	0.27	0.33	0.36	0.35
Net realized and unrealized gain (loss)	(0.40)	0.37	(0.14)	(0.27)	(0.22)	(0.18)	(0.14)

Net increase (decrease) from investment operations	(0.22)	0.71	0.20	–	0.11	0.18	0.21

Dividends and distributions from:
Net investment income	(0.17)	(0.33)	(0.34)	(0.24)	(0.42)	(0.29)	(0.25)
Net realized gain	–	–	–	(0.02)	–	–	–

Total dividends and distributions	(0.17)	(0.33)	(0.34)	(0.26)	(0.42)	(0.29)	(0.25)

Net asset value, end of period	$8.86	$9.25	$8.87	$9.01	$9.27	$9.58	$9.69

Total Investment Return[2]
Based on net asset value	(2.46)%[3]	8.12%	2.29%	0.02%[3]	1.14%	1.94%	2.18%

Ratios to Average Net Assets
Total expenses	1.95%[4]	1.93%	1.92%	2.11%[4]	2.24%	2.47%	2.27%

Total expenses after fees waived, reimbursed and paid indirectly	1.67%[4]	1.64%	1.61%	1.81%[4]	2.00%	2.27%	2.20%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	1.60%[4]	1.60%	1.60%	1.60%[4]	1.60%	1.71%	1.85%

Net investment income	3.75%[4]	3.71%	3.84%	3.89%[4]	3.46%	3.78%	3.55%

Supplemental Data
Net assets, end of period (000)	$463	$802	$1,129	$1,431	$1,714	$2,233	$3,578

Portfolio turnover	7%	28%	35%	21%	39%	8%	4%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

BLACKROCK FUNDS II	DECEMBER 31, 2010	37

Financial Highlights (continued)	BlackRock Kentucky Municipal Bond Portfolio

	Investor C Shares
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30,		Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2010	2009		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$9.27	$8.89	$9.03	$9.29	$9.61	$9.71	$9.76

Net investment income[1]	0.17	0.34	0.34	0.27	0.31	0.36	0.35
Net realized and unrealized gain (loss)	(0.38)	0.37	(0.14)	(0.27)	(0.21)	(0.17)	(0.15)

Net increase (decrease) from investment operations	(0.21)	0.71	0.20	–	0.10	0.19	0.20

Dividends and distributions from:
Net investment income	(0.17)	(0.33)	(0.34)	(0.24)	(0.42)	(0.29)	(0.25)
Net realized gain	–	–	–	(0.02)	–	–	–

Total dividends and distributions	(0.17)	(0.33)	(0.34)	(0.26)	(0.42)	(0.29)	(0.25)

Net asset value, end of period	$8.89	$9.27	$8.89	$9.03	$9.29	$9.61	$9.71

Total Investment Return[2]
Based on net asset value	(2.35)%[3]	8.09%	2.28%	0.02%[3]	1.06%	2.04%	2.07%

Ratios to Average Net Assets
Total expenses	1.90%[4]	1.89%	1.90%	2.11%[4]	2.21%	2.41%	2.27%

Total expenses excluding recoupment of past waived fees	1.90%[4]	1.89%	1.90%	2.11%[4]	2.21%	2.41%	2.27%

Total expenses after fees waived, reimbursed and paid indirectly	1.67%[4]	1.64%	1.61%	1.81%[4]	1.98%	2.24%	2.21%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	1.60%[4]	1.60%	1.60%	1.60%[4]	1.58%	1.68%	1.86%

Net investment income	3.62%[4]	3.67%	3.82%	3.85%[4]	3.30%	3.75%	3.55%

Supplemental Data
Net assets, end of period (000)	$5,808	$6,576	$5,503	$6,080	$8,347	$1,115	$938

Portfolio turnover	7%	28%	35%	21%	39%	8%	4%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	DECEMBER 31, 2010

Financial Highlights (continued)	BlackRock Ohio Municipal Bond Portfolio

	Institutional Shares
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30,		Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2010	2009		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.42	$9.93	$10.08	$10.34	$10.52	$10.64	$10.88

Net investment income[1]	0.24	0.47	0.43	0.35	0.46	0.48	0.48
Net realized and unrealized gain (loss)	(0.42)	0.50	(0.15)	(0.24)	(0.20)	(0.13)	(0.21)

Net increase (decrease) from investment operations	(0.18)	0.97	0.28	0.11	0.26	0.35	0.27

Dividends and distributions from:
Net investment income	(0.24)	(0.48)	(0.43)	(0.34)	(0.44)	(0.47)	(0.51)
Net realized gain	–	–	–	(0.03)	–	–	–

Total dividends and distributions	(0.24)	(0.48)	(0.43)	(0.37)	(0.44)	(0.47)	(0.51)

Net asset value, end of period	$10.00	$10.42	$9.93	$10.08	$10.34	$10.52	$10.64

Total Investment Return[2]
Based on net asset value	(1.85)%[3]	9.82%	2.94%	0.99%[3]	2.54%	3.37%	2.55%

Ratios to Average Net Assets
Total expenses	0.93%[4]	0.94%	0.81%	1.03%[4]	1.49%	1.42%	1.29%

Total expenses after fees waived, reimbursed and paid indirectly	0.66%[4]	0.65%	0.64%	0.89%[4]	1.38%	1.27%	1.04%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	0.61%[4]	0.61%	0.60%	0.60%[4]	0.60%	0.60%	0.60%

Net investment income	4.46%[4]	4.52%	4.41%	4.52%[4]	4.45%	4.56%	4.47%

Supplemental Data
Net assets, end of period (000)	$95,809	$99,332	$86,158	$86,352	$85,200	$87,546	$100,501

Portfolio turnover	5%	29%	35%	43%	21%	13%	9%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

BLACKROCK FUNDS II	DECEMBER 31, 2010	39

Financial Highlights (continued)	BlackRock Ohio Municipal Bond Portfolio

	Service Shares
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30,		Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2010	2009		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.43	$9.94	$10.09	$10.35	$10.53	$10.65	$10.89

Net investment income[1]	0.22	0.44	0.41	0.32	0.43	0.44	0.45
Net realized and unrealized gain (loss)	(0.42)	0.49	(0.16)	(0.24)	(0.20)	(0.12)	(0.21)

Net increase (decrease) from investment operations	(0.20)	0.93	0.25	0.08	0.23	0.32	0.24

Dividends and distributions from:
Net investment income	(0.22)	(0.44)	(0.40)	(0.31)	(0.41)	(0.44)	(0.48)
Net realized gain	–	–	–	(0.03)	–	–	–

Total dividends and distributions	(0.22)	(0.44)	(0.40)	(0.34)	(0.41)	(0.44)	(0.48)

Net asset value, end of period	$10.01	$10.43	$9.94	$10.09	$10.35	$10.53	$10.65

Total Investment Return[2]
Based on net asset value	(2.00)%[3]	9.49%	2.63%	0.77%[3]	2.24%	3.06%	2.24%

Ratios to Average Net Assets
Total expenses	1.03%[4]	1.04%	1.08%	1.30%[4]	1.76%	1.67%	1.54%

Total expenses after fees waived, reimbursed and paid indirectly	0.96%[4]	0.95%	0.94%	1.18%[4]	1.67%	1.57%	1.34%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	0.91%[4]	0.91%	0.90%	0.89%[4]	0.89%	0.90%	0.90%

Net investment income	4.15%[4]	4.22%	4.11%	4.20%[4]	4.14%	4.25%	4.16%

Supplemental Data
Net assets, end of period (000)	$4,083	$2,857	$2,665	$2,386	$1,765	$1,122	$736

Portfolio turnover	5%	29%	35%	43%	21%	13%	9%

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	DECEMBER 31, 2010

Financial Highlights (continued)	BlackRock Ohio Municipal Bond Portfolio

	Investor A Shares
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30,		Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2010	2009		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.42	$9.93	$10.09	$10.34	$10.52	$10.64	$10.88

Net investment income[1]	0.22	0.44	0.41	0.33	0.44	0.45	0.44
Net realized and unrealized gain (loss)	(0.42)	0.50	(0.16)	(0.23)	(0.20)	(0.14)	(0.21)

Net increase (decrease) from investment operations	(0.20)	0.94	0.25	0.10	0.24	0.31	0.23

Dividends and distributions from:
Net investment income	(0.22)	(0.45)	(0.41)	(0.32)	(0.42)	(0.43)	(0.47)
Net realized gain	–	–	–	(0.03)	–	–	–

Total dividends and distributions	(0.22)	(0.45)	(0.41)	(0.35)	(0.42)	(0.43)	(0.47)

Net asset value, end of period	$10.00	$10.42	$9.93	$10.09	$10.34	$10.52	$10.64

Total Investment Return[2]
Based on net asset value	(1.98)%[3]	9.54%	2.58%	0.90%[3]	2.29%	3.05%	2.14%

Ratios to Average Net Assets
Total expenses	1.07%[4]	1.06%	1.11%	1.36%[4]	1.81%	1.81%	1.64%

Total expenses after fees waived, reimbursed and paid indirectly	0.92%[4]	0.91%	0.89%	1.14%[4]	1.63%	1.57%	1.43%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	0.87%[4]	0.87%	0.85%	0.85%[4]	0.85%	0.90%	0.99%

Net investment income	4.17%[4]	4.24%	4.15%	4.26%[4]	4.21%	4.26%	4.05%

Supplemental Data
Net assets, end of period (000)	$19,635	$15,621	$9,612	$7,833	$6,938	$7,557	$8,873

Portfolio turnover	5%	29%	35%	43%	21%	13%	9%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

BLACKROCK FUNDS II	DECEMBER 31, 2010	41

Financial Highlights (continued)	BlackRock Ohio Municipal Bond Portfolio

	Investor B Shares
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30,		Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2010	2009		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.42	$9.93	$10.09	$10.34	$10.52	$10.64	$10.88

Net investment income[1]	0.19	0.35	0.33	0.27	0.35	0.36	0.36
Net realized and unrealized gain (loss)	(0.43)	0.50	(0.17)	(0.24)	(0.20)	(0.13)	(0.21)

Net increase (decrease) from investment operations	(0.24)	0.85	0.16	0.03	0.15	0.23	0.15

Dividends and distributions from:
Net investment income	(0.18)	(0.36)	(0.32)	(0.25)	(0.33)	(0.35)	(0.39)
Net realized gain	–	–	–	(0.03)	–	–	–

Total dividends and distributions	(0.18)	(0.36)	(0.32)	(0.28)	(0.33)	(0.35)	(0.39)

Net asset value, end of period	$10.00	$10.42	$9.93	$10.09	$10.34	$10.52	$10.64

Total Investment Return[2]
Based on net asset value	(2.40)%[3]	8.62%	1.72%	0.27%[3]	1.43%	2.22%	1.38%

Ratios to Average Net Assets
Total expenses	1.86%[4]	1.86%	1.87%	2.09%[4]	2.55%	2.46%	2.29%

Total expenses after fees waived, reimbursed and paid indirectly	1.78%[4]	1.76%	1.74%	1.98%[4]	2.47%	2.39%	2.19%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	1.73%[4]	1.72%	1.69%	1.69%[4]	1.69%	1.72%	1.75%

Net investment income	3.52%[4]	3.46%	3.33%	3.45%[4]	3.38%	3.46%	3.32%

Supplemental Data
Net assets, end of period (000)	$548	$860	$2,458	$4,157	$5,142	$7,070	$9,424

Portfolio turnover	5%	29%	35%	43%	21%	13%	9%

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	DECEMBER 31, 2010

Financial Highlights (concluded)	BlackRock Ohio Municipal Bond Portfolio

	Investor C Shares
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30,		Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2010	2009		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.43	$9.94	$10.09	$10.35	$10.53	$10.65	$10.89

Net investment income[1]	0.18	0.36	0.33	0.27	0.35	0.36	0.36
Net realized and unrealized gain (loss)	(0.42)	0.50	(0.15)	(0.25)	(0.20)	(0.13)	(0.21)

Net increase (decrease) from investment operations	(0.24)	0.86	0.18	0.02	0.15	0.23	0.15

Dividends and distributions from:
Net investment income	(0.18)	(0.37)	(0.33)	(0.25)	(0.33)	(0.35)	(0.39)
Net realized gain	–	–	–	(0.03)	–	–	–

Total dividends and distributions	(0.18)	(0.37)	(0.33)	(0.28)	(0.33)	(0.35)	(0.39)

Net asset value, end of period	$10.01	$10.43	$9.94	$10.09	$10.35	$10.53	$10.65

Total Investment Return[2]
Based on net asset value	(2.38)%[3]	8.65%	1.84%	0.18%[3]	1.42%	2.24%	1.38%

Ratios to Average Net Assets
Total expenses	1.80%[4]	1.81%	1.85%	2.08%[4]	2.56%	2.44%	2.28%

Total expenses after fees waived, reimbursed and paid indirectly	1.72%[4]	1.72%	1.71%	1.97%[4]	2.48%	2.36%	2.18%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	1.67%[4]	1.68%	1.67%	1.67%[4]	1.70%	1.69%	1.74%

Net investment income	3.38%[4]	3.44%	3.32%	3.44%[4]	3.37%	3.46%	3.30%

Supplemental Data
Net assets, end of period (000)	$8,890	$9,382	$8,192	$6,100	$6,002	$7,832	$7,063

Portfolio turnover	5%	29%	35%	43%	21%	13%	9%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

BLACKROCK FUNDS II	DECEMBER 31, 2010	43

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. As of December 31, 2010, the Trust had 32 series, of which BlackRock AMT-Free Municipal Bond Portfolio (“AMT-Free Municipal Bond”), BlackRock Kentucky Municipal Bond Portfolio (“Kentucky Municipal Bond”) and BlackRock Ohio Municipal Bond Portfolio (“Ohio Municipal Bond”) (collectively the “Funds” or individually a “Fund”) are included in these financial statements. AMT-Free Municipal Bond is classified as diversified. Kentucky Municipal Bond and Ohio Municipal Bond are classified as non-diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. BlackRock and Institutional Shares are sold without a sales charge and only to certain eligible investors. BlackRock Shares are only offered by AMT-Free Municipal Bond. Service Shares are sold without a sales charge. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately seven years. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

On February 9, 2011, the Board of Trustees of BlackRock Funds II, on behalf of its series, Kentucky Municipal Bond and Ohio Municipal Bond, approved a proposal to close the Funds to new and subsequent investments and to liquidate the Funds. Accordingly, effective 4:00 p.m. (Eastern time) on February 23, 2011, the Funds will no longer accept orders to purchase Fund shares from new investors or existing shareholders. On or about July 14, 2011, all of the assets of the Funds will be liquidated, each investor’s shares will be redeemed at net asset value per share, and the Funds will then be terminated.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees (the “Board”). Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end registered investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seek to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deem relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown on the Schedules of Investments, if any.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds leverage their assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of a Fund (1) to cause the holders of a proportional share of the short-term floating rate certificates to tender their certificates at par, including during

44	BLACKROCK FUNDS II	DECEMBER 31, 2010

Notes to Financial Statements (continued)

instances of a rise in short-term interest rates, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to a Fund. The TOB may also be terminated without the consent of a Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in the market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors. During the six months ended December 31, 2010, no TOBs that the Funds participated in were terminated without the consent of the Funds.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to a Fund, which typically invests the cash in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the Funds’ Schedules of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown as trust certificates in the Statements of Assets and Liabilities.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense and fees in the Statements of Operations. The short-term floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At December 31, 2010, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates
AMT-Free Municipal Bond	$125,916,161	$63,735,000	0.29% - 0.41%
Kentucky Municipal Bond	$10,532,125	$6,635,000	0.34% - 0.44%
Ohio Municipal Bond	$17,841,654	$8,945,000	0.34% - 0.39%

For the six months ended December 31, 2010, the Funds’ average trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average Trust Certificates Outstanding	Daily Weighted Average Interest Rate
AMT-Free Municipal Bond	$59,010,000	0.29%
Kentucky Municipal Bond	$8,630,000	0.32%
Ohio Municipal Bond	$8,945,000	0.29%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Funds’ net asset values per share.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Fund either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts), each Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for the year ended September 30, 2007 and for each of the three periods ended June 30, 2010. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

BLACKROCK FUNDS II	DECEMBER 31, 2010	45

Notes to Financial Statements (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Fund are allocated daily to each class based on its relative net assets.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to interest rate risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Funds and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

The Effect of Derivative Instruments in the Statements of Operations Six Months Ended December 31, 2010
Net Realized Loss from
	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
Interest rate contracts:
Financial futures contracts	$(285,566)	$(44,457)	$(71,131)

Net Change in Unrealized Appreciation/Depreciation on
	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
Interest rate contracts:
Financial futures contracts	$156,811	$31,518	$50,430

For the six months ended December 31, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
Financial futures contracts:
Average number of contracts sold	50	10	16
Average notional value of contracts sold	$6,127,344	$1,225,469	$1,960,750

3. Investment Advisory Agreements and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee at the following annual rates of each

46	BLACKROCK FUNDS II	DECEMBER 31, 2010

Notes to Financial Statements (continued)

Fund’s average daily net assets as follows:

	AMT-Free Municipal Bond and Ohio Municipal Bond	Kentucky Municipal Bond
Average Daily Net Assets	Investment Advisory Fee	Investment Advisory Fee
First $1 Billion	0.500%	0.550%
$1 Billion – $2 Billion	0.450	0.500
$2 Billion – $3 Billion	0.425	0.475
Greater Than $3 Billion	0.400	0.450

The Manager contractually and/or voluntarily agreed to waive and/or reimburse fees or expenses, excluding dividend expense, interest expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. These amounts are included in fees waived by advisor, and shown as administration fees waived – class specific, transfer agent fees waived – class specific and transfer agent fees reimbursed – class specific, respectively, in the Statements of Operations. For the six months ended December 31, 2010, the amounts included in fees waived by advisor were as follows:

AMT-Free Municipal Bond	$360,916
Kentucky Municipal Bond	$75,718
Ohio Municipal Bond	$48,204

The expense limitations as a percentage of average daily net assets are as follows:

	AMT-Free Municipal Bond		Kentucky Municipal Bond	Ohio Municipal Bond
	Contractual[1]	Voluntary[2]	Contractual[1]	Contractual[1]
BlackRock	0.49%	–	N/A	N/A
Institutional	0.60%	0.57%	0.65%	0.61%
Service	0.90%	0.87%	1.00%	0.92%
Investor A	1.07%	–	0.95%	0.87%
Investor B	1.82%	–	1.60%	1.82%
Investor C	1.82%	–	1.60%	1.82%
[1]

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to November 1, 2011 unless approved by the Board, including a majority of the non-interested Trustees.

[2]	The voluntary waiver or reimbursement may be reduced or discontinued at any time without notice.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by advisor in the Statements of Operations. For the six months ended December 31, 2010, the amounts waived were as follows.

AMT-Free Municipal Bond	$2,264
Kentucky Municipal Bond	$94
Ohio Municipal Bond	$1,535

The Manager entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager. The Manager pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement provided that: (1) the Fund of which the share class is a part has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

For the six months ended December 31, 2010, the Manager recouped the following waivers previously recorded by Kentucky Municipal Bond:

Share Classes
Institutional	Service	Investor C	Total
$571	$18	$85	$674

On December 31, 2010, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring June 30,
	2011	2012	2013
AMT-Free Municipal Bond	$779,549	$1,014,399	$590,049
Kentucky Municipal Bond	$165,220	$226,737	$124,547
Ohio Municipal Bond	$142,464	$287,056	$158,198

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Service	0.25%	–
Investor A	0.25%	–
Investor B	0.25%	0.75	%(1)
Investor C	0.25%	0.75%
(1)	AMT–Free Municipal Bond did not pay a portion of its respective distribution fees during the year.

BLACKROCK FUNDS II	DECEMBER 31, 2010	47

Notes to Financial Statements (continued)

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor B and Investor C shareholders.

For the six months ended December 31, 2010, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

AMT-Free Municipal Bond	$12,328
Kentucky Municipal Bond	$18,557
Ohio Municipal Bond	$10,804

For the six months ended December 31, 2010, affiliates received the following contingent deferred sales charges relating to transactions in Investor A, Investor B and Investor C Shares:

	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	$111	$70	$955
Kentucky Municipal Bond	$1,000	–	$1,775
Ohio Municipal Bond	–	$1,787	$633

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliated entities receive a fee that could vary depending on, among other things, shareholder accounts, share class and net assets.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended December 31, 2010, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent – class specific in the Statements of Operations.

	Call Center
Share Classes	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
BlackRock	$25	–	–
Institutional	694	$138	$184
Service	19	3	15
Investor A	447	81	161
Investor B	17	5	20
Investor C	156	36	78

Total	$1,358	$263	$458

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) (formerly PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”)) and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of the average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of the average daily net assets in excess of $1 billion. In addition, BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class which are included in administration fees waived and administration fees waived – class specific in the Statements of Operations.

For the six months ended December 31, 2010, the following tables show the various types of class specific expenses borne directly by each class of each Fund and any associated waivers or reimbursements of those expenses.

	Administration Fees
Share Classes	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
BlackRock	$1,434	–	–
Institutional	50,276	$8,177	$12,983
Service	191	35	409
Investor A	7,314	1,613	2,192
Investor B	142	82	100
Investor C	3,269	822	1,248

Total	$62,626	$10,729	$16,932

AMT-Free Municipal Bond, Kentucky Municipal Bond and Ohio Municipal Bond affiliates earned $11,206, $1,714 and $1,802 respectively, in administration fees which are included as a component of administration – class specific in the Statements of Operations.

	Administration Fees Waived
Share Classes	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
BlackRock	$1,425	–	–
Institutional	49,995	$8,086	$12,983
Investor A	–	21	2,143
Investor B	–	83	4
Investor C	–	804	–

Total	$51,420	$8,994	$15,130

	Service and Distribution Fees
Share Classes	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
Service	$1,911	$351	$4,088
Investor A	71,976	16,129	21,921
Investor B	1,418	3,282	3,965
Investor C	130,772	32,879	49,905

Total	$206,077	$52,641	$79,879

48	BLACKROCK FUNDS II	DECEMBER 31, 2010

Notes to Financial Statements (continued)

	Transfer Agent Fees
Share Classes	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
BlackRock	$84	–	–
Institutional	370,548	$57,002	$91,506
Service	214	152	430
Investor A	8,406	2,109	5,741
Investor B	716	271	407
Investor C	4,622	1,389	2,114

Total	$384,590	$60,923	$100,198

AMT-Free Municipal Bond, Kentucky Municipal Bond and Ohio Municipal Bond affiliates earned $1,358, $263 and $458, respectively, in transfer agent fees which are included as a component of transfer agent – class specific in the Statements of Operations.

	Transfer Agent Fees Waived
Share Classes	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
BlackRock	$25	–	–
Institutional	689	$135	$183
Investor A	–	1	157
Investor B	–	5	1
Investor C	–	34	–

Total	$714	$175	$341

	Transfer Agent Fees Reimbursed
Share Classes	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
BlackRock	$55	–	–
Institutional	208,241	$38,403	$90,284
Service	–	1	–
Investor A	–	8	4,230
Investor B	–	249	9
Investor C	–	1,217	–

Total	$208,296	$39,878	$94,523

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2010, were as follows:

	Purchases	Sales
AMT-Free Municipal Bond	$268,692,123	$189,432,360
Kentucky Municipal Bond	$6,638,706	$13,220,410
Ohio Municipal Bond	$13,173,729	$7,178,622

5. Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates, were a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Funds based on their net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2010. The Funds did not borrow under the credit agreement during the six months ended December 31, 2010.

6. Capital Loss Carryforwards:

As of June 30, 2010, the Funds had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expiring June 30,	AMT-Free Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
2011	$3,984,021	$2,443,468	–
2012	6,841,418	–	$733,485
2013	5,736,698	–	783,368
2014	554,154	–	212,779
2015	–	–	–
2016	1,481,751	–	–
2017	2,356,954	1,198,730	96,833
2018	3,458,813	–	–

Total	$24,413,809	$3,642,198	$1,826,465

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after June 30, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

7. Concentration, Market and Credit Risk:

Each Fund, except AMT-Free Municipal Bond, invests a substantial amount of their assets in issuers located in a single state or a limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

BLACKROCK FUNDS II	DECEMBER 31, 2010	49

Notes to Financial Statements (continued)

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer, and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer, and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

8. Capital Shares Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended December 31, 2010		Year Ended June 30, 2010
AMT-Free Municipal Bond	Shares	Amount	Shares	Amount

BlackRock
Shares sold	18,521	$192,950	161,386	$1,710,982
Shares issued in reinvestment of dividends and distributions	25,116	271,242	58,965	623,967

Total issued	43,637	464,192	220,351	2,334,949
Shares redeemed	(389,396)	(4,273,547)	(269,884)	(2,869,659)

Net decrease	(345,759)	$(3,809,355)	(49,533)	$(534,710)

Institutional
Shares sold	5,128,614	$54,822,095	11,143,462	$117,741,374
Shares issued in reinvestment of dividends and distributions	58,661	631,926	89,169	944,551

Total issued	5,187,275	55,454,021	11,232,631	118,685,925
Shares redeemed	(3,882,981)	(41,040,210)	(5,078,430)	(53,673,070)

Net increase	1,304,294	$14,413,811	6,154,201	$65,012,855

Service
Shares sold	162,707	$1,736,062	558	$5,987
Shares issued in reinvestment of dividends and distributions	2,424	25,897	2,935	31,033

Total issued	165,131	1,761,959	3,493	37,020
Shares redeemed	(47,894)	(496,248)	(87,407)	(926,066)

Net increase (decrease)	117,237	$1,265,711	(83,914)	$(889,046)

Investor A
Shares sold and automatic conversion of shares	979,057	$10,550,604	2,465,537	$26,028,069
Shares issued in reinvestment of dividends and distributions	89,380	962,245	136,223	1,444,218

Total issued	1,068,437	11,512,849	2,601,760	27,472,287
Shares redeemed	(1,074,493)	(11,306,136)	(534,923)	(5,658,355)

Net increase (decrease)	(6,056)	$206,713	2,066,837	$21,813,932

Investor B
Shares sold	16,405	$179,908	33,068	$350,571
Shares issued in reinvestment of dividends and distributions	1,178	12,712	3,356	35,448

Total issued	17,583	192,620	36,424	386,019
Shares redeemed and automatic conversion of shares	(31,308)	(340,389)	(104,237)	(1,104,252)

Net decrease	(13,725)	$(147,769)	(67,813)	$(718,233)

50	BLACKROCK FUNDS II	DECEMBER 31, 2010

Notes to Financial Statements (continued)

	Six Months Ended December 31, 2010		Year Ended June 30, 2010
AMT-Free Municipal Bond (concluded)	Shares	Amount	Shares	Amount

Investor C
Shares sold	811,885	$8,778,533	943,122	$9,982,027
Shares issued in reinvestment of dividends and distributions	31,299	336,724	46,650	494,261

Total issued	843,184	9,115,257	989,772	10,476,288
Shares redeemed	(423,056)	(4,406,809)	(427,729)	(4,524,269)

Net increase	420,128	$4,708,448	562,043	$5,952,019

Kentucky Municipal Bond

Institutional
Shares sold	634,755	$5,894,860	2,160,313	$19,856,023
Shares issued in reinvestment of dividends	10,122	93,922	15,009	137,711

Total issued	644,877	5,988,782	2,175,322	19,993,734
Shares redeemed	(729,065)	(6,691,602)	(1,179,988)	(10,864,128)

Net increase (decrease)	(84,188)	$(702,820)	995,334	$9,129,606

Service
Shares sold	3,928	$36,699	12,509	$115,165
Shares issued in reinvestment of dividends	441	4,098	539	4,961

Total issued	4,369	40,797	13,048	120,126
Shares redeemed	(5,862)	(52,196)	(1,611)	(14,921)

Net increase (decrease)	(1,493)	$(11,399)	11,437	$105,205

Investor A
Shares sold and automatic conversion of shares	164,192	$1,527,857	302,610	$2,758,445
Shares issued in reinvestment of dividends	21,385	198,544	39,790	365,031

Total issued	185,577	1,726,401	342,400	3,123,476
Shares redeemed	(307,259)	(2,794,916)	(77,716)	(711,368)

Net increase (decrease)	(121,682)	$(1,068,515)	264,684	$2,412,108

Investor B
Shares sold	–	$3	4	$42
Shares issued in reinvestment of dividends	1,279	11,898	4,011	36,752

Total issued	1,279	11,901	4,015	36,794
Shares redeemed and automatic conversion of shares	(35,766)	(328,551)	(44,586)	(408,668)

Net decrease	(34,487)	$(316,650)	(40,571)	$(371,874)

Investor C
Shares sold	36,257	$339,123	212,326	$1,930,223
Shares issued in reinvestment of dividends	10,710	99,744	21,119	194,141

Total issued	46,967	438,867	233,445	2,124,364
Shares redeemed	(102,860)	(950,098)	(142,842)	(1,310,951)

Net increase (decrease)	(55,893)	$(511,231)	90,603	$813,413

BLACKROCK FUNDS II	DECEMBER 31, 2010	51

Notes to Financial Statements (concluded)

	Six Months Ended December 31, 2010		Year Ended June 30, 2010
Ohio Municipal Bond	Shares	Amount	Shares	Amount

Institutional
Shares sold	1,287,388	$13,464,045	2,092,716	$21,677,994
Shares issued in reinvestment of dividends	25,081	261,927	36,303	375,432

Total issued	1,312,469	13,725,972	2,129,019	22,053,426
Shares redeemed	(1,263,411)	(12,996,289)	(1,272,403)	(13,118,461)

Net increase	49,058	$729,683	856,616	$8,934,965

Service
Shares sold	131,757	$1,365,210	133,179	$1,385,140
Shares issued in reinvestment of dividends	5,834	60,910	11,762	121,802

Total issued	137,591	1,426,120	144,941	1,506,942
Shares redeemed	(3,561)	(37,232)	(139,129)	(1,450,422)

Net increase	134,030	$1,388,888	5,812	$56,520

Investor A
Shares sold and automatic conversion of shares	573,651	$5,942,077	761,081	$7,872,634
Shares issued in reinvestment of dividends	29,167	304,236	42,480	439,759

Total issued	602,818	6,246,313	803,561	8,312,393
Shares redeemed	(138,319)	(1,428,479)	(272,367)	(2,817,908)

Net increase	464,499	$4,817,834	531,194	$5,494,485

Investor B
Shares sold	2,799	$29,612	1,879	$19,459
Shares issued in reinvestment of dividends	452	4,737	2,457	25,321

Total issued	3,251	34,349	4,336	44,780
Shares redeemed and automatic conversion of shares	(31,022)	(319,141)	(169,256)	(1,745,246)

Net decrease	(27,771)	$(284,792)	(164,920)	$(1,700,466)

Investor C
Shares sold	158,767	$1,676,828	178,280	$1,843,086
Shares issued in reinvestment of dividends	10,877	113,740	20,850	215,773

Total issued	169,644	1,790,568	199,130	2,058,859
Shares redeemed	(181,003)	(1,864,682)	(123,693)	(1,274,653)

Net increase (decrease)	(11,359)	$(74,114)	75,437	$784,206

9. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

As described in Note 1, the Board approved a proposal to liquidate Kentucky Municipal Bond and Ohio Municipal Bond on July 14, 2011, at which time the net assets of the Funds will be liquidated and each investor’s shares will be redeemed at net asset value.

52	BLACKROCK FUNDS II	DECEMBER 31, 2010

Officers and Trustees

Robert M. Hernandez, Chairman of the Board, Member of the Audit Committee and Trustee

Fred G. Weiss, Vice Chairman of the Board, Chairman of the Audit Committee and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Richard S. Davis, Trustee

Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Brian Schmidt, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer

Ira Shapiro, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Financial Management, Inc.

New York, NY 10055

Accounting Agent, Co-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

PFPC Trust Company

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

Effective September 15, 2010, John M. Perlowski became President and Chief Executive Officer of the Trust.

Effective November 10, 2010, Ira Shapiro became Secretary of the Trust.

Effective December 31, 2010, Richard R. West retired as Trustee of the Trust. The Board wishes Mr. West well in his retirement.

BLACKROCK FUNDS II	DECEMBER 31, 2010	53

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at http://www.blackrock.com/ edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available, upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

54	BLACKROCK FUNDS II	DECEMBER 31, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS II	DECEMBER 31, 2010	55

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Asset Allocation Portfolio†

BlackRock Balanced Capital Fund†

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund

BlackRock Focus Value Fund

BlackRock Global Allocation Fund†

BlackRock Global Dynamic Equity Fund

BlackRock Global Emerging Markets Fund

BlackRock Global Financial Services Fund

BlackRock Global Growth Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock Healthcare Fund

BlackRock Index Equity Portfolio*

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock International Value Fund

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Core Equity Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock Small/Mid-Cap Growth Portfolio

BlackRock S&P 500 Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Utilities and Telecommunications Fund

BlackRock Value Opportunities Fund

BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Bond Portfolio

BlackRock Emerging Market Debt Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock GNMA Portfolio

BlackRock Global Dividend Income Portfolio†

BlackRock Government Income Portfolio

BlackRock High Income Fund

BlackRock High Yield Bond Portfolio

BlackRock Income Portfolio†

BlackRock Inflation Protected Bond Portfolio

BlackRock Intermediate Government Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Managed Income Portfolio

BlackRock Multi-Sector Bond Portfolio

BlackRock Short-Term Bond Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock Total Return Portfolio II

BlackRock World Income Fund

Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio BlackRock California Municipal Bond Fund BlackRock High Yield Municipal Fund BlackRock Intermediate Municipal Fund	BlackRock Kentucky Municipal Bond Portfolio BlackRock Municipal Fund BlackRock National Municipal Fund BlackRock New Jersey Municipal Bond Fund		BlackRock New York Municipal Bond Fund BlackRock Ohio Municipal Bond Portfolio BlackRock Pennsylvania Municipal Bond Fund BlackRock Short-Term Municipal Fund
Target Risk & Target Date Funds†
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		BlackRock LifePath Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055
			2035

*	See the prospectus for information on specific limitations on investments in the fund.
†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

56	BLACKROCK FUNDS II	DECEMBER 31, 2010

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MUNI-12/10-SAR

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: March 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: March 4, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: March 4, 2011